UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Life of fund A
Strategic Dividend & Income	3.92%	11.01%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Dividend & Income, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007, resulting in an official market "correction" - a loss of 10% or more from earlier highs. In fact, the entire second half of the period was negative for many equity and other key benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. For the 12 months overall, the Russell 3000® Value Index, a bellwether for the broad U.S. value stock market, gained a scant 2.06%. The Merrill Lynch Preferred Stock DRD-Eligible Securities Index declined 8.98%. The Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index returned 6.18%, and the NAREIT Equity REIT Index, a performance measure of the real estate investment trust market, fell 12.62%.

Within this environment, Strategic Dividend & Income Fund posted an annual return of 3.92%, compared with a decline of 1.76% for the Fidelity Strategic Dividend & Income Composite Index. The fund outperformed the Composite index mainly due to favorable asset allocation among the fund's four major asset classes and strong security selection within most of the respective subportfolios. Maintaining a basically index-neutral weighting in common stocks and a slight overweighting in convertible securities helped, as did underweighting the preferred stock and real estate investment trust (REIT) asset classes, which both had negative performance during the period. Good security selection in the common stock subportfolio, plus an underweighting in the financials sector, helped that asset class outperform. Similarly, favorable security selection and opportune industry positioning lifted the relative performance of both the convertibles and preferreds subportfolios as well. REITs were the worst-performing asset class, but some good stock picking and industry positioning helped the subportfolio perform roughly in line with its respective benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Class A
Actual	$ 1,000.00	$ 949.90	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.57
Class T
Actual	$ 1,000.00	$ 948.50	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73
Class B
Actual	$ 1,000.00	$ 946.70	$ 9.37
HypotheticalA	$ 1,000.00	$ 1,015.44	$ 9.70
Class C
Actual	$ 1,000.00	$ 946.10	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,015.74	$ 9.40
Strategic Dividend and Income
Actual	$ 1,000.00	$ 951.80	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.00
Institutional Class
Actual	$ 1,000.00	$ 951.20	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.33%
Class B	1.92%
Class C	1.86%
Strategic Dividend and Income	.79%
Institutional Class	.82%

Annual Report

Investment Changes

Top Ten Investments as of November 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	0.0
Exxon Mobil Corp.	1.6	0.0
AT&T, Inc.	1.5	1.5
JPMorgan Chase & Co.	1.2	1.4
Simon Property Group, Inc.	1.1	0.7
Bank of America Corp.	1.1	0.8
Citigroup, Inc.	1.1	1.1
Horizon Lines, Inc. 4.25% 8/15/12	0.9	0.0
ProLogis Trust	0.8	0.6
El Paso Corp. 4.99%	0.8	0.8
	11.7
Top Five Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.3	33.1
Information Technology	12.8	14.6
Energy	12.2	12.2
Industrials	9.7	6.4
Utilities	7.6	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2007*		As of May 31, 2007**
	Common Stocks 65.9%		Common Stocks 63.3%
	Preferred Stocks 15.7%		Preferred Stocks 15.3%
	Convertible Bonds 15.1%		Convertible Bonds 13.4%
	Other Investments 1.6%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	8.8%	** Foreign investments	8.5%

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 16.3%
	Principal Amount	Value
Convertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 2,250,000	$ 2,225,700
3.125% 7/15/14	250,000	247,300
3.375% 7/15/16 (f)	2,250,000	2,199,105
3.375% 7/15/16	250,000	244,345
		4,916,450
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	3,300,000	2,392,500
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	3,177,000	2,114,929
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	809,400
TOTAL CONSUMER DISCRETIONARY		10,233,279
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	2,000,000	2,450,000
Food & Staples Retailing - 0.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,211,830
The Pantry, Inc. 3% 11/15/12	5,830,000	5,325,180
		8,537,010
TOTAL CONSUMER STAPLES		10,987,010
ENERGY - 3.2%
Energy Equipment & Services - 0.8%
Global Industries Ltd. 2.75% 8/1/27 (f)	1,500,000	1,376,250
Grey Wolf, Inc. 5.1806% 4/1/24 (g)	1,100,000	1,136,410
Halliburton Co. 3.125% 7/15/23	3,750,000	7,350,000
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,093,800
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,066,000
		14,022,460
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp. 2.5% 5/15/37	24,840,000	27,232,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 2,560,000	$ 2,694,400
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,540,000
		39,466,489
TOTAL ENERGY		53,488,949
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,569,280
Hospitality Properties Trust 3.8% 3/15/27	2,130,000	1,967,481
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,513,950
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,188,524
Ventas, Inc. 3.875% 11/15/11 (f)	10,250,000	11,071,418
		19,310,653
HEALTH CARE - 2.4%
Biotechnology - 0.2%
Amgen, Inc. 0.375% 2/1/13	4,500,000	4,190,625
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,306,260
2.5% 12/15/36	350,000	403,596
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	5,495,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,160,480
SonoSite, Inc. 3.75% 7/15/14	2,530,000	2,820,191
		13,185,527
Health Care Providers & Services - 0.7%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,300,000	10,351,339
Omnicare, Inc. 3.25% 12/15/35	1,980,000	1,494,900
		11,846,239
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	55,000	135,691
2.5% 10/1/23	2,400,000	5,921,040
		6,056,731
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	$ 3,000,000	$ 2,725,884
MGI Pharma, Inc. 1.6821% 3/2/24 (d)	2,000,000	1,708,980
		4,434,864
TOTAL HEALTH CARE		39,713,986
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,285,140
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	4,364,953
		5,650,093
Airlines - 0.2%
UAL Corp.:
4.5% 6/30/21 (f)	2,000,000	2,718,400
4.5% 6/30/21	310,000	421,352
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	594,860
		3,734,612
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	458,200
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,984,542
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	2,000,000	5,264,848
Quanta Services, Inc. 3.75% 4/30/26 (f)	2,030,000	2,834,829
		8,099,677
Electrical Equipment - 0.3%
General Cable Corp. 1% 10/15/12 (f)	2,000,000	2,265,080
GrafTech International Ltd. 1.625% 1/15/24	2,020,000	2,276,288
		4,541,368
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	772,880
2.375% 5/15/26	2,000,000	1,545,759
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	876,394
		3,195,033
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 1.4%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	$ 7,300,000	$ 7,222,620
Horizon Lines, Inc. 4.25% 8/15/12 (f)	16,530,000	15,253,884
		22,476,504
TOTAL INDUSTRIALS		50,140,029
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.8%
Ciena Corp. 0.25% 5/1/13	1,220,000	1,507,845
Finisar Corp. 2.5% 10/15/10	6,420,000	5,761,950
JDS Uniphase Corp. 1% 5/15/26 (f)	1,400,000	1,123,220
L-3 Communications Corp. 3% 8/1/35	3,000,000	3,720,000
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,699,400
		13,812,415
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,546,424
1.75% 12/1/13	930,000	1,315,652
SanDisk Corp. 1% 5/15/13	1,900,000	1,599,420
		5,461,496
Electronic Equipment & Instruments - 0.9%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,345,840
Flextronics International Ltd. 1% 8/1/10	5,110,000	5,198,914
Itron, Inc. 2.5% 8/1/26	4,180,000	5,704,864
Merix Corp. 4% 5/15/13 (f)	1,000,000	811,250
		14,060,868
IT Services - 0.3%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,510,000	1,653,086
CACI International, Inc. 2.125% 5/1/14 (f)	2,500,000	2,560,881
		4,213,967
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	5,000,000	3,956,250
6% 5/1/15	4,750,000	3,758,438
Amkor Technology, Inc. 2.5% 5/15/11	1,250,000	1,127,375
Credence Systems Corp.:
3.5% 5/15/10 (f)	2,000,000	1,787,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp.: - continued
3.5% 5/15/10	$ 1,000,000	$ 893,750
Intel Corp. 2.95% 12/15/35	3,500,000	3,732,085
ON Semiconductor Corp.:
0% 4/15/24	5,680,000	6,328,656
1.875% 12/15/25 (f)	1,250,000	1,829,000
		23,413,054
Software - 0.2%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	1,588,760
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	1,000,000	1,010,790
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,110,600
		3,710,150
TOTAL INFORMATION TECHNOLOGY		64,671,950
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	1,813,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,735,200
		4,548,700
TOTAL CONVERTIBLE BONDS		253,094,556
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. 11% 12/1/24	156,800	1,085,056
FINANCIALS - 0.7%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,771,800
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,595,006
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	889,022
6.3713% (g)	1,000,000	851,282
		6,107,110
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	$ 2,000,000	$ 1,494,820
HBOS plc 6.657% (f)(g)	5,000,000	4,100,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	915,505
		6,510,325
TOTAL FINANCIALS		12,617,435
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Solectron Corp. 0.5% 2/15/34	1,000,000	983,750
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,672,415
TOTAL NONCONVERTIBLE BONDS		19,358,656
TOTAL CORPORATE BONDS (Cost $259,373,270)		272,453,212
Common Stocks - 65.9%
	Shares
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 0.1%
Winnebago Industries, Inc.	87,900	1,891,608
Diversified Consumer Services - 0.4%
Service Corp. International	355,100	4,715,728
Stewart Enterprises, Inc. Class A	211,200	1,731,840
		6,447,568
Hotels, Restaurants & Leisure - 1.4%
Accor SA	30,200	2,555,876
Centerplate, Inc. unit	268,800	3,722,880
Gaylord Entertainment Co. (a)	22,500	946,350
IHOP Corp.	73,400	3,724,316
McCormick & Schmick's Seafood Restaurants (a)	16,600	243,356
McDonald's Corp.	115,849	6,773,691
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc.	39,600	$ 2,125,728
WMS Industries, Inc. (a)	91,100	3,042,740
		23,134,937
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	80,957	720,517
Beazer Homes USA, Inc. (e)	84,300	715,707
Black & Decker Corp.	37,700	3,115,905
Centex Corp.	12,500	260,750
Newell Rubbermaid, Inc.	94,700	2,536,066
The Stanley Works	39,510	2,060,447
Whirlpool Corp.	22,400	1,813,504
		11,222,896
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	15,200	688,396
Leisure Equipment & Products - 0.4%
Brunswick Corp.	68,000	1,386,520
Eastman Kodak Co.	102,200	2,399,656
MarineMax, Inc. (a)	24,400	398,940
Polaris Industries, Inc.	38,500	1,754,060
		5,939,176
Media - 0.6%
Dolan Media Co.	19,000	503,500
E.W. Scripps Co. Class A	65,800	2,859,010
News Corp.:
Class A	82,300	1,734,061
Class B	8,400	182,112
R.H. Donnelley Corp. (a)	45,500	2,021,110
Spanish Broadcasting System, Inc. Class A (a)	176,200	338,304
Viacom, Inc. Class B (non-vtg.) (a)	39,565	1,662,521
		9,300,618
Multiline Retail - 0.1%
Retail Ventures, Inc. (a)	39,791	276,150
Sears Holdings Corp. (a)	14,600	1,540,446
Tuesday Morning Corp.	96,185	715,616
		2,532,212
Specialty Retail - 0.5%
AutoZone, Inc.	6,500	725,595
Citi Trends, Inc. (a)	52,558	812,021
Foot Locker, Inc.	203,800	2,659,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	58,100	$ 1,448,433
Shoe Carnival, Inc. (a)	43,946	511,531
The Children's Place Retail Stores, Inc. (a)(e)	107,090	3,047,781
		9,204,951
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc.	2,100	77,007
VF Corp.	20,800	1,555,632
		1,632,639
TOTAL CONSUMER DISCRETIONARY		71,995,001
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Remy Cointreau SA	23,312	1,695,665
Food & Staples Retailing - 0.5%
Kroger Co.	75,700	2,176,375
Rite Aid Corp. (a)	763,700	2,840,964
SUPERVALU, Inc.	44,000	1,842,280
The Pantry, Inc. (a)	28,200	811,878
Winn-Dixie Stores, Inc. (a)	62,266	1,177,450
		8,848,947
Food Products - 1.2%
B&G Foods, Inc. unit	156,900	2,824,200
BioMar Holding AS	44,350	1,648,634
Bunge Ltd.	27,900	3,134,286
Cermaq ASA	130,300	1,644,253
Chiquita Brands International, Inc. (a)	234,337	4,496,927
Corn Products International, Inc.	48,800	1,919,304
Marine Harvest ASA (a)	2,100,000	1,313,636
Tyson Foods, Inc. Class A	145,400	2,167,914
		19,149,154
Household Products - 0.9%
Energizer Holdings, Inc. (a)	24,638	2,799,616
Procter & Gamble Co.	166,300	12,306,200
		15,105,816
Personal Products - 0.4%
Avon Products, Inc.	128,500	5,274,925
Shiseido Co. Ltd.	21,000	503,528
		5,778,453
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	83,400	$ 6,468,504
Japan Tobacco, Inc.	443	2,515,355
		8,983,859
TOTAL CONSUMER STAPLES		59,561,894
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	81,380	4,523,100
National Oilwell Varco, Inc. (a)	61,502	4,191,361
Oceaneering International, Inc. (a)	80,880	5,160,953
Transocean, Inc. (a)	31,651	4,345,366
		18,220,780
Oil, Gas & Consumable Fuels - 6.8%
BP PLC sponsored ADR	11,500	836,510
Cabot Oil & Gas Corp.	127,400	4,385,108
Canadian Natural Resources Ltd.	64,200	4,168,489
Chesapeake Energy Corp.	182,039	6,890,176
CONSOL Energy, Inc.	140,200	8,311,056
Exxon Mobil Corp.	294,725	26,277,681
Forest Oil Corp. (a)	76,400	3,596,912
Occidental Petroleum Corp.	62,000	4,325,740
Patriot Coal Corp. (a)	12,610	426,344
Peabody Energy Corp.	126,100	7,016,204
Plains Exploration & Production Co. (a)	192,400	9,698,884
Quicksilver Resources, Inc. (a)	86,500	4,376,900
Range Resources Corp.	113,022	4,597,735
SandRidge Energy, Inc.	5,400	171,450
Southwestern Energy Co. (a)	92,200	4,588,794
Teekay Corp.	142,050	7,990,313
Valero Energy Corp.	178,056	11,586,104
Williams Companies, Inc.	128,200	4,449,822
		113,694,222
TOTAL ENERGY		131,915,002
FINANCIALS - 24.2%
Capital Markets - 1.8%
Ares Capital Corp.	178,689	2,691,056
Bank of New York Mellon Corp.	93,539	4,486,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.	54,000	$ 5,383,800
Franklin Resources, Inc.	15,900	1,958,562
Janus Capital Group, Inc.	89,000	2,987,730
Lehman Brothers Holdings, Inc.	127,000	7,954,010
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	5,215,206
		30,676,494
Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	33,100	2,423,251
Wachovia Corp.	82,609	3,552,187
Wells Fargo & Co.	260,300	8,441,529
		14,416,967
Diversified Financial Services - 3.4%
Bank of America Corp.	387,714	17,885,247
Citigroup, Inc.	534,200	17,788,860
JPMorgan Chase & Co.	454,104	20,716,224
		56,390,331
Insurance - 4.2%
AFLAC, Inc.	66,200	4,146,768
AMBAC Financial Group, Inc.	38,925	1,059,928
American Equity Investment Life Holding Co.	6,066	54,655
American International Group, Inc.	158,900	9,236,857
Aspen Insurance Holdings Ltd.	349,818	10,074,758
Axis Capital Holdings Ltd.	104,195	3,973,997
Endurance Specialty Holdings Ltd.	234,095	9,455,097
Everest Re Group Ltd.	38,400	4,029,312
Hartford Financial Services Group, Inc.	34,100	3,250,412
MBIA, Inc.	22,400	817,824
MetLife, Inc.	44,600	2,925,314
National Financial Partners Corp.	55,500	2,519,700
Platinum Underwriters Holdings Ltd.	267,866	9,728,893
Principal Financial Group, Inc.	49,500	3,241,755
Prudential Financial, Inc.	43,700	4,113,918
RenaissanceRe Holdings Ltd.	45,200	2,671,772
		71,300,960
Real Estate Investment Trusts - 12.6%
Alexandria Real Estate Equities, Inc.	65,900	6,473,357
Annaly Capital Management, Inc.	296,900	5,109,649
Apartment Investment & Management Co. Class A	113,100	4,497,987
AvalonBay Communities, Inc.	40,060	3,983,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	81,114	$ 7,983,240
Chimera Investment Corp.	175,200	2,717,352
Corporate Office Properties Trust (SBI)	158,600	5,728,632
DCT Industrial Trust, Inc.	310,051	3,128,415
Developers Diversified Realty Corp.	101,500	4,507,615
Digital Realty Trust, Inc.	24,300	927,288
Equity Lifestyle Properties, Inc.	34,360	1,593,960
Equity One, Inc.	16,500	390,555
Equity Residential (SBI)	160,880	5,986,345
Essex Property Trust, Inc.	14,300	1,483,482
General Growth Properties, Inc.	272,525	12,656,061
GMH Communities Trust	126,800	740,512
HCP, Inc.	150,600	5,037,570
Healthcare Realty Trust, Inc.	210,700	5,358,101
Highwoods Properties, Inc. (SBI)	221,100	7,015,503
Home Properties, Inc.	261,900	11,835,261
Host Hotels & Resorts, Inc.	215,745	4,140,147
Inland Real Estate Corp.	351,500	5,138,930
Kilroy Realty Corp.	68,400	3,822,876
Kimco Realty Corp.	167,038	6,596,331
LaSalle Hotel Properties (SBI)	157,200	5,847,840
LTC Properties, Inc.	9,400	221,276
MFA Mortgage Investments, Inc.	130,700	1,147,546
Pennsylvania Real Estate Investment Trust (SBI)	76,000	2,624,280
Plum Creek Timber Co., Inc.	46,100	2,137,657
Potlatch Corp.	62,630	2,875,343
ProLogis Trust	213,165	13,945,254
Public Storage	160,536	12,415,854
Rayonier, Inc.	60,420	2,802,280
Senior Housing Properties Trust (SBI)	33,400	737,806
Simon Property Group, Inc.	183,510	18,066,560
SL Green Realty Corp.	48,400	5,028,760
Strategic Hotel & Resorts, Inc.	200,200	3,665,662
Tanger Factory Outlet Centers, Inc.	107,000	4,505,770
Taubman Centers, Inc.	36,100	1,932,433
UDR, Inc.	100,940	2,223,708
Unibail-Rodamco	5,300	1,201,193
Ventas, Inc.	102,250	4,458,100
Vornado Realty Trust	88,550	7,969,500
		210,659,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	122,100	$ 2,625,151
CB Richard Ellis Group, Inc. Class A (a)	298,900	7,098,875
Grubb & Ellis Co. (a)	82,100	423,636
		10,147,662
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	156,100	1,689,002
Downey Financial Corp. (e)	23,800	990,318
Fannie Mae	110,500	4,245,410
Freddie Mac	45,800	1,606,206
New York Community Bancorp, Inc.	206,600	3,844,826
		12,375,762
TOTAL FINANCIALS		405,967,733
HEALTH CARE - 3.2%
Biotechnology - 0.1%
Amgen, Inc.	23,000	1,270,750
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)	133,900	1,830,413
Becton, Dickinson & Co.	66,100	5,468,453
C.R. Bard, Inc.	71,900	6,077,707
Covidien Ltd.	66,225	2,656,285
Hillenbrand Industries, Inc.	46,900	2,525,096
Varian Medical Systems, Inc. (a)	53,674	2,681,553
		21,239,507
Health Care Providers & Services - 0.9%
Amedisys, Inc.	70,907	3,024,893
Capital Senior Living Corp. (a)	73,100	600,151
DaVita, Inc. (a)	50,000	3,098,000
Emeritus Corp. (a)	61,306	1,544,911
MWI Veterinary Supply, Inc. (a)	71,777	3,020,376
Sun Healthcare Group, Inc. (a)	55,000	912,450
Universal American Financial Corp. (a)	96,100	2,291,024
		14,491,805
Health Care Technology - 0.1%
Cerner Corp. (a)	44,700	2,670,825
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Merck & Co., Inc.	206,800	$ 12,275,648
Wyeth	42,200	2,072,020
		14,347,668
TOTAL HEALTH CARE		54,020,555
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
General Dynamics Corp.	52,700	4,678,706
Honeywell International, Inc.	98,300	5,565,746
Lockheed Martin Corp.	26,700	2,954,889
Precision Castparts Corp.	22,700	3,344,618
United Technologies Corp.	78,600	5,876,922
		22,420,881
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	35,800	2,637,744
Airlines - 0.2%
Delta Air Lines, Inc. (a)	42,500	839,800
UAL Corp. (a)	19,200	786,048
US Airways Group, Inc. (a)	56,400	1,171,428
		2,797,276
Commercial Services & Supplies - 0.6%
Corrections Corp. of America (a)	52,500	1,601,775
Diamond Management & Technology Consultants, Inc.	103,523	769,176
Dun & Bradstreet Corp.	17,400	1,552,602
Equifax, Inc.	21,000	781,830
IHS, Inc. Class A (a)	16,100	1,129,254
The Brink's Co.	13,100	838,138
Waste Management, Inc.	87,500	3,003,000
		9,675,775
Construction & Engineering - 0.6%
Shaw Group, Inc. (a)	153,700	9,747,654
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	28,600	1,436,292
Industrial Conglomerates - 1.3%
General Electric Co.	312,300	11,957,967
Siemens AG sponsored ADR	64,300	9,758,811
		21,716,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
Cummins, Inc.	6,800	$ 794,920
Eaton Corp.	17,000	1,518,270
Flowserve Corp.	67,606	6,361,049
Illinois Tool Works, Inc.	45,500	2,525,250
Oshkosh Truck Co.	38,100	1,832,229
Pentair, Inc.	101,649	3,447,934
SPX Corp.	97,100	9,880,896
Sulzer AG (Reg.)	484	729,889
		27,090,437
Road & Rail - 0.6%
Kansas City Southern (a)	1,803	62,077
Knight Transportation, Inc.	103,000	1,565,600
Landstar System, Inc.	37,500	1,491,750
P.A.M. Transportation Services, Inc. (a)	48,863	733,434
Ryder System, Inc.	39,000	1,691,040
Union Pacific Corp.	33,700	4,250,918
		9,794,819
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	141,003	2,222,207
TOTAL INDUSTRIALS		109,539,863
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	124,200	1,006,020
Cisco Systems, Inc. (a)	88,700	2,485,374
Comverse Technology, Inc. (a)	82,600	1,338,120
F5 Networks, Inc. (a)	30,800	813,736
Juniper Networks, Inc. (a)	104,500	3,105,740
Motorola, Inc.	161,800	2,583,946
Nokia Corp. sponsored ADR	138,200	5,435,406
		16,768,342
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	100,500	5,141,580
International Business Machines Corp.	68,100	7,162,758
NCR Corp.	147,200	3,523,968
Network Appliance, Inc. (a)	62,500	1,544,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	35,475	$ 737,171
Western Digital Corp. (a)	166,500	4,600,395
		22,710,247
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	68,300	2,583,789
Amphenol Corp. Class A	268,700	11,648,145
Arrow Electronics, Inc.	95,700	3,541,857
Avnet, Inc.	93,500	3,225,750
Flextronics International Ltd. (a)	255,700	3,058,172
Ingram Micro, Inc. Class A (a)	82,200	1,635,780
Mellanox Technologies Ltd.	51,200	908,288
SYNNEX Corp. (a)	83,431	1,723,684
Tyco Electronics Ltd.	36,425	1,361,931
		29,687,396
Internet Software & Services - 0.3%
VeriSign, Inc.	115,100	4,707,590
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.	173,600	1,694,336
Analog Devices, Inc.	47,100	1,449,738
Applied Materials, Inc.	175,900	3,312,197
Broadcom Corp. Class A (a)	107,800	2,882,572
Cirrus Logic, Inc. (a)	152,600	869,820
Cypress Semiconductor Corp. (a)	78,300	2,601,126
Diodes, Inc. (a)	100,883	2,967,978
Fairchild Semiconductor International, Inc. (a)	120,700	1,914,302
Hittite Microwave Corp. (a)	106,059	4,580,688
Infineon Technologies AG sponsored ADR (a)	117,500	1,391,200
Integrated Device Technology, Inc. (a)	240,129	2,912,765
Intel Corp.	169,300	4,415,344
Intersil Corp. Class A	71,700	1,788,198
Linear Technology Corp.	50,600	1,541,276
Marvell Technology Group Ltd. (a)	92,700	1,384,938
Maxim Integrated Products, Inc.	80,200	1,859,838
Microchip Technology, Inc.	43,200	1,243,728
MIPS Technologies, Inc. (a)	193,300	1,097,944
National Semiconductor Corp.	94,400	2,157,984
Nec Electronics Corp. (a)	65,200	1,828,645
ON Semiconductor Corp. (a)	596,600	5,482,754
RF Micro Devices, Inc. (a)(e)	209,100	1,208,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,600	908,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semicondutor Ltd. (a)	602,400	$ 927,696
Volterra Semiconductor Corp. (a)	303,929	3,762,641
		56,184,978
Software - 1.1%
Electronic Arts, Inc. (a)	53,294	2,994,590
Microsoft Corp.	125,500	4,216,800
Nintendo Co. Ltd.	7,300	4,444,240
Symantec Corp. (a)	118,300	2,105,740
Ubisoft Entertainment SA (a)	48,004	4,179,236
		17,940,606
TOTAL INFORMATION TECHNOLOGY		147,999,159
MATERIALS - 1.8%
Chemicals - 0.9%
Albemarle Corp.	53,256	2,350,720
Arkema (a)	25,700	1,627,233
Celanese Corp. Class A	96,800	3,841,024
Monsanto Co.	52,500	5,216,925
Nalco Holding Co.	76,200	1,825,752
Tronox, Inc. Class A	84,400	696,300
		15,557,954
Metals & Mining - 0.8%
Alcoa, Inc.	88,900	3,233,293
Goldcorp, Inc.	65,000	2,100,465
Titanium Metals Corp.	261,200	7,749,804
		13,083,562
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	43,375	1,309,058
TOTAL MATERIALS		29,950,574
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	657,515	25,123,648
CenturyTel, Inc.	48,689	2,075,612
Qwest Communications International, Inc. (a)	291,500	1,932,645
Verizon Communications, Inc.	262,100	11,325,341
		40,457,246
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	21,500	$ 979,110
Crown Castle International Corp. (a)	23,000	964,850
NII Holdings, Inc. (a)	11,200	617,792
SBA Communications Corp. Class A (a)	26,100	977,184
		3,538,936
TOTAL TELECOMMUNICATION SERVICES		43,996,182
UTILITIES - 3.0%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	75,000	4,556,250
Entergy Corp.	22,600	2,701,604
PPL Corp.	209,311	10,666,489
		17,924,343
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	342,500	7,483,625
Constellation Energy Group, Inc.	70,400	7,054,784
		14,538,409
Multi-Utilities - 1.1%
CMS Energy Corp.	423,900	7,388,577
Public Service Enterprise Group, Inc.	23,500	2,249,890
Wisconsin Energy Corp.	187,600	8,974,784
		18,613,251
TOTAL UTILITIES		51,076,003
TOTAL COMMON STOCKS (Cost $998,995,768)		1,106,021,966
Preferred Stocks - 15.7%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,170,940
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	30,450
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	$ 371,175
TOTAL CONSUMER DISCRETIONARY		2,572,565
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd.	3,000	3,165,000
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	2,160,188
El Paso Corp. 4.99%	10,000	13,599,539
		15,759,727
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,800,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	816,360
TOTAL FINANCIALS		2,616,360
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,466,166
5.125%	1,000	1,311,900
		2,778,066
MATERIALS - 1.3%
Chemicals - 0.8%
Celanese Corp. 4.25%	252,600	12,882,600
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	63,510	3,032,603
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	5,503,086
TOTAL MATERIALS		21,418,289
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Electric Utilities - 0.6%
AES Trust VII 6.00%	180,700	$ 8,933,808
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	8,472,945
Series A, 5.75%	1,000	367,440
		8,840,385
Multi-Utilities - 0.6%
CMS Energy Corp. 4.50%	116,000	10,523,520
TOTAL UTILITIES		28,297,713
TOTAL CONVERTIBLE PREFERRED STOCKS		76,607,720
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CBS Corp. 6.75%	40,000	844,000
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,000,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,702,500
Devon Energy Corp. 6.49%	13,750	1,323,438
		4,025,938
FINANCIALS - 7.7%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	639,000
Series G, 5.49%	15,000	562,500
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,788,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	2,638,800
Series B, 6.20%	50,000	1,173,000
Series C, 4.9931%	40,000	904,000
Series D, 5.5569%	160,000	3,488,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	$ 1,985,035
Series C, 5.94%	40,000	1,760,000
Series D, 5.67%	34,900	1,430,900
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	1,484,800
Series H, 3.97%	120,000	2,230,800
Morgan Stanley Capital Trust IV 6.60%	80,000	1,689,600
		21,774,435
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	390,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	798,304
Barclays Bank PLC Series 2, 6.625%	40,000	882,400
BNY Capital V 5.95%	115,000	2,523,100
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,940,000
Keycorp Capital IX 6.75%	40,000	889,600
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	806,000
Santander Finance Preferred SA Unipersonal	160,000	3,432,000
Santander Finance Preferred SA Unipersonal	40,000	820,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,509,450
6.50% (f)	40,000	840,000
U.S. Bancorp, Delaware Series B, 5.8425%	40,000	940,000
USB Capital XII 6.30%	80,000	1,704,800
Wachovia Capital Trust IX 6.375%	120,000	2,589,600
		22,065,254
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	730,800
HSBC USA, Inc.:
Series G, 4.9175%	80,000	1,712,000
Series H, 6.50%	40,000	976,000
SLM Corp. 4.07%	1,200	72,000
		3,490,800
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D, 6.204%	20,000	442,200
Series E, 5.2188%	40,000	818,400
CIT Group, Inc. Series B, 5.189%	15,000	1,155,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup Capital XVI Series C, 6.45%	120,000	$ 2,535,600
Citigroup Capital XVII 6.35%	80,000	1,684,800
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	2,986,200
General Electric Capital Corp. 6.05%	80,000	1,975,200
ING Groep NV 6.375%	80,000	1,648,800
Merrill Lynch Capital Trust II 6.45%	200,000	4,276,000
		17,522,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,760,000
MetLife, Inc. Series A, 4.39%	40,000	880,000
		2,640,000
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,757,750
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	1,952,404
Hospitality Properties Trust:
Series B, 8.875%	200,000	5,020,000
Series C, 7.00%	100,000	1,925,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	505,200
Public Storage Series M, 6.625%	80,000	1,655,200
Vornado Realty Trust Series E, 7.00%	40,000	870,000
		13,685,554
Thrifts & Mortgage Finance - 2.8%
Countrywide Capital V 7.00%	80,000	1,152,000
Fannie Mae:
5.10%	27,562	921,673
7.00%	42,200	2,110,000
Series H, 5.81%	71,200	2,854,408
Series I, 5.375%	5,000	195,750
Series L, 5.125%	140,900	5,072,400
Series N, 5.50%	92,650	3,742,134
Series R, 7.65%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,600,000
5.57%	546,000	10,647,000
5.90%	40,000	875,200
8.375%	50,000	1,275,000
Series F, 5.00%	68,500	2,431,750
Series H, 5.10%	10,300	372,860
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series K, 5.79%	25,200	1,131,480
Series O, 5.81%	19,500	$ 828,750
Series R, 5.70%	117,000	4,785,300
Series S, 5.7306%	10,000	515,000
Series T 6.42%	10,000	477,500
Series W, 5.66%	161,600	3,191,600
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,947,200
		47,127,005
TOTAL FINANCIALS		128,305,248
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	467,200
TOTAL MATERIALS		1,254,250
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,887,192
UTILITIES - 2.6%
Electric Utilities - 2.4%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,484,000
5.30%	88,600	1,935,910
5.625%	80,000	1,780,000
6.45%	80,000	1,900,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,002,500
Duquesne Light Co. 6.50%	106,050	4,560,150
Entergy Louisiana LLC 6.95%	7,500	720,000
FPL Group Capital Trust I 5.875% (a)	20,000	440,200
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,047,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Mid-American Energy Co. 4.40%	5,000	$ 400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,970
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	230,000	5,290,000
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,112,400
6.125%	35,000	3,447,500
Series B, 4.08%	27,271	511,331
Series C:
4.24%	94,600	1,802,130
6.00%	20,000	1,769,960
Series D, 4.32%	70,000	1,365,000
		39,984,226
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	282,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,554,745
San Diego Gas & Electric Co. 1.70%	67,548	1,766,806
		4,321,551
TOTAL UTILITIES		44,588,377
TOTAL NONCONVERTIBLE PREFERRED STOCKS		186,905,005
TOTAL PREFERRED STOCKS (Cost $272,857,585)		263,512,725
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,896,758
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	972,926
		3,869,684
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,948,578
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	1,187,644
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		7,005,906
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	42,654,525	42,654,525
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	4,637,250	4,637,250
TOTAL MONEY MARKET FUNDS (Cost $47,291,775)		47,291,775
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,586,518,398)		1,696,285,584
NET OTHER ASSETS - (1.1)%		(18,847,667)
NET ASSETS - 100%		$ 1,677,437,917
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,174,281 or 6.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,505,030
Fidelity Securities Lending Cash Central Fund	46,352
Total	$ 4,551,382
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.8%
BBB	1.8%
BB	4.4%
B	4.9%
CCC,CC,C	0.9%
Not Rated	2.9%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $4,691,260) - See accompanying schedule: Unaffiliated issuers (cost $1,539,226,623)	$ 1,648,993,809
Fidelity Central Funds (cost $47,291,775)	47,291,775
Total Investments (cost $1,586,518,398)		$ 1,696,285,584
Cash		112,692
Receivable for investments sold		16,285,711
Receivable for fund shares sold		2,186,440
Dividends receivable		1,790,837
Interest receivable		1,823,295
Distributions receivable from Fidelity Central Funds		177,858
Other receivables		4,799
Total assets		1,718,667,216

Liabilities
Payable for investments purchased	$ 31,594,534
Payable for fund shares redeemed	3,606,634
Accrued management fee	784,144
Distribution fees payable	220,914
Other affiliated payables	329,811
Other payables and accrued expenses	56,012
Collateral on securities loaned, at value	4,637,250
Total liabilities		41,229,299

Net Assets		$ 1,677,437,917
Net Assets consist of:
Paid in capital		$ 1,482,912,391
Undistributed net investment income		6,071,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,686,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,767,192
Net Assets		$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($166,553,637 ÷ 12,543,265 shares)	$ 13.28

Maximum offering price per share (100/94.25 of $13.28)	$ 14.09
Class T: Net Asset Value and redemption price per share ($158,962,388 ÷ 11,985,197 shares)	$ 13.26

Maximum offering price per share (100/96.50 of $13.26)	$ 13.74
Class B: Net Asset Value and offering price per share ($37,287,660 ÷ 2,819,162 shares)A	$ 13.23

Class C: Net Asset Value and offering price per share ($106,122,171 ÷ 8,020,212 shares)A	$ 13.23

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,172,142,887 ÷ 87,940,679 shares)	$ 13.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,369,174 ÷ 2,731,784 shares)	$ 13.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 31,347,971
Interest		6,741,721
Income from Fidelity Central Funds		4,551,382
Total income		42,641,074

Expenses
Management fee	$ 9,199,750
Transfer agent fees	3,116,028
Distribution fees	2,337,137
Accounting and security lending fees	512,442
Custodian fees and expenses	61,058
Independent trustees' compensation	5,532
Registration fees	225,812
Audit	55,896
Legal	38,574
Miscellaneous	13,430
Total expenses before reductions	15,565,659
Expense reductions	(58,409)	15,507,250
Net investment income (loss)		27,133,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	81,329,094
Foreign currency transactions	(41,915)
Total net realized gain (loss)		81,287,179
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $13,035)	(60,778,973)
Assets and liabilities in foreign currencies	(1,103)
Total change in net unrealized appreciation (depreciation)		(60,780,076)
Net gain (loss)		20,507,103
Net increase (decrease) in net assets resulting from operations		$ 47,640,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,133,824	$ 20,961,984
Net realized gain (loss)	81,287,179	74,058,210
Change in net unrealized appreciation (depreciation)	(60,780,076)	71,876,495
Net increase (decrease) in net assets resulting from operations	47,640,927	166,896,689
Distributions to shareholders from net investment income	(24,961,705)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(92,013,174)	(30,280,629)
Share transactions - net increase (decrease)	343,480,119	245,540,386
Total increase (decrease) in net assets	299,107,872	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,071,537 and undistributed net investment income of $4,371,372, respectively)	$ 1,677,437,917	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.28	1.61	1.10	1.04
Total from investment operations	.48	1.80	1.28	1.20
Distributions from net investment income	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10%	1.14%	1.16%	1.20%A
Expenses net of all reductions	1.09%	1.14%	1.13%	1.17%A
Net investment income (loss)	1.49%	1.52%	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.27	1.59	1.09	1.04
Total from investment operations	.44	1.76	1.25	1.17
Distributions from net investment income	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%	1.35%	1.38%	1.45%A
Expenses net of fee waivers, if any	1.32%	1.35%	1.38%	1.45%A
Expenses net of all reductions	1.32%	1.35%	1.35%	1.42%A
Net investment income (loss)	1.27%	1.31%	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.28	1.59	1.09	1.03
Total from investment operations	.37	1.68	1.18	1.12
Distributions from net investment income	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total ReturnB, C, D	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91%	1.96%	1.96%	1.99%A
Expenses net of fee waivers, if any	1.91%	1.96%	1.95%	1.95%A
Expenses net of all reductions	1.91%	1.96%	1.93%	1.92%A
Net investment income (loss)	.67%	.70%	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.27	1.58	1.09	1.03
Total from investment operations	.37	1.68	1.19	1.12
Distributions from net investment income	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total ReturnB, C, D	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85%	1.89%	1.90%	1.94%A
Expenses net of fee waivers, if any	1.85%	1.89%	1.90%	1.94%A
Expenses net of all reductions	1.85%	1.88%	1.87%	1.92%A
Net investment income (loss)	.74%	.78%	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.27	1.60	1.11	1.04
Total from investment operations	.52	1.84	1.33	1.23
Distributions from net investment income	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total ReturnB, C	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79%	.80%	.82%	.90%A
Expenses net of all reductions	.78%	.79%	.79%	.87%A
Net investment income (loss)	1.80%	1.87%	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.28	1.59	1.10	1.04
Total from investment operations	.52	1.82	1.32	1.23
Distributions from net investment income	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total ReturnB, C	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net AssetsE, H
Expenses before reductions	.81%	.82%	.83%	.88%A
Expenses net of fee waivers, if any	.81%	.82%	.83%	.88%A
Expenses net of all reductions	.80%	.82%	.81%	.85%A
Net investment income (loss)	1.78%	1.84%	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Financial Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 207,187,744
Unrealized depreciation	(108,066,799)
Net unrealized appreciation (depreciation)	99,120,945
Undistributed ordinary income	26,207,243
Undistributed long-term capital gain	55,473,700

Cost for federal income tax purposes	$ 1,597,164,639

The tax character of distributions paid was as follows:

	November 30, 2007	November 30, 2006
Ordinary Income	$ 28,163,094	$ 19,594,724
Long-term Capital Gains	63,850,080	10,685,905
Total	$ 92,013,174	$ 30,280,629

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,740,338,816 and $1,406,173,015, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 288,881	$ 46,264
Class T	.25%	.25%	770,126	53,494
Class B	.75%	.25%	320,933	240,740
Class C	.75%	.25%	957,197	287,975
			$ 2,337,137	$ 628,473

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 293,572
Class T	76,794
Class B*	45,794
Class C*	15,594
$ 431,754

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 273,572.24
Class T	324,839.21
Class B	97,893.30
Class C	233,201.24
Strategic Dividend and Income	2,135,060.17
Institutional Class	51,463.20
	$ 3,116,028

Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced Fidelity Service Company, Inc. (FSC) as transfer agent for Strategic Dividend & Income shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,785 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,264 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $46,352.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,482 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $9,351. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 253
Strategic Dividend and Income	7,955
Institutional Class	519
$ 8,727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2007	2006
From net investment income
Class A	$ 1,659,834	$ 755,007
Class T	1,803,121	1,207,524
Class B	207,762	136,347
Class C	656,096	455,492
Strategic Dividend and Income	20,174,303	16,844,509
Institutional Class	460,589	195,845
Total	$ 24,961,705	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2007	2006	2007	2006
Class A
Shares sold	9,202,276	2,652,278	$ 125,609,242	$ 33,771,371
Reinvestment of distributions	324,134	74,313	4,316,521	927,356
Shares redeemed	(2,115,549)	(785,506)	(28,515,536)	(9,972,783)
Net increase (decrease)	7,410,861	1,941,085	$ 101,410,227	$ 24,725,944
Class T
Shares sold	5,412,451	3,093,279	$ 73,116,647	$ 39,401,358
Reinvestment of distributions	515,154	142,542	6,807,283	1,774,211
Shares redeemed	(2,728,865)	(1,016,565)	(36,971,413)	(12,945,160)
Net increase (decrease)	3,198,740	2,219,256	$ 42,952,517	$ 28,230,409
Class B
Shares sold	1,488,228	651,095	$ 20,168,960	$ 8,286,669
Reinvestment of distributions	84,796	22,168	1,114,512	273,978
Shares redeemed	(516,972)	(535,951)	(6,968,443)	(6,733,248)
Net increase (decrease)	1,056,052	137,312	$ 14,315,029	$ 1,827,399
Class C
Shares sold	3,860,667	2,077,679	$ 52,345,524	$ 26,455,087
Reinvestment of distributions	259,139	59,230	3,407,525	735,267
Shares redeemed	(1,631,836)	(696,643)	(22,089,331)	(8,845,742)
Net increase (decrease)	2,487,970	1,440,266	$ 33,663,718	$ 18,344,612
Strategic Dividend and Income
Shares sold	40,384,688	36,957,213	$ 548,453,896	$ 472,572,702
Reinvestment of distributions	4,871,099	1,804,449	64,672,261	22,539,587
Shares redeemed	(35,835,911)	(25,574,480)	(485,849,599)	(325,330,308)
Net increase (decrease)	9,419,876	13,187,182	$ 127,276,558	$ 169,781,981
Institutional Class
Shares sold	2,239,208	358,059	$ 30,847,189	$ 4,585,437
Reinvestment of distributions	40,647	10,004	549,750	124,626
Shares redeemed	(554,347)	(164,319)	(7,534,869)	(2,080,022)
Net increase (decrease)	1,725,508	203,744	$ 23,862,070	$ 2,630,041

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Dividend & Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of Strategic Dividend & Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of Strategic Dividend & Income. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of Strategic Dividend & Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Strategic Dividend & Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Strategic Dividend & Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Strategic Dividend & Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Strategic Dividend & Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Dividend & Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Dividend & Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Dividend & Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Strategic Dividend & Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Dividend & Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Dividend & Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Strategic Dividend & Income voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Strategic Dividend & Income	12/24/2007	12/21/2007	$.084	$0.56
Strategic Dividend & Income	01/14/2008	01/11/2008	$.000	$0.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $55,473,700, or, if subsequently determined to be different, the net capital gain of such year.

A total of .32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 91%, 90%, 89%, and 89% of the dividends distributed in January, April, July, and October 2007, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 84%, 100%, 100%, and 100% of the dividends distributed in January, April, July, and October 2007, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class T and Class B ranked above its competitive median for 2006. The Board considered that the total expenses of Class B were above the median because of its higher transfer agent fee due to small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SDI-UANN-0108
1.802527.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	-2.36%	9.00%
Class T (incl. 3.50% sales charge)	-0.27%	9.39%
Class B (incl. contingent deferred sales charge) B	-2.07%	9.19%
Class C (incl. contingent deferred sales charge) C	1.86%	9.82%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Class T on December 23, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, Portfolio Manager of Fidelity Advisor Strategic Dividend & Income Fund

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007, resulting in an official market "correction" - a loss of 10% or more from earlier highs. In fact, the entire second half of the period was negative for many equity and other key benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. For the 12 months overall, the Russell 3000® Value Index, a bellwether for the broad U.S. value stock market, gained a scant 2.06%. The Merrill Lynch Preferred Stock DRD-Eligible Securities Index declined 8.98%. The Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index returned 6.18%, and the NAREIT Equity REIT Index, a performance measure of the real estate investment trust market, fell 12.62%.

Within this environment, Advisor Strategic Dividend & Income Fund's Class A, Class T, Class B and Class C shares returned 3.59%, 3.34%, 2.79% and 2.84%, respectively (excluding sales charges), compared with a decline of 1.76% for the Fidelity Strategic Dividend & Income Composite Index. The fund outperformed the Composite index mainly due to favorable asset allocation among the fund's four major asset classes and strong security selection within most of the respective subportfolios. Maintaining a basically index-neutral weighting in common stocks and a slight overweighting in convertible securities helped, as did underweighting the preferred stock and real estate investment trust (REIT) asset classes, which both had negative performance during the period. Good security selection in the common stock subportfolio, plus an underweighting in the financials sector, helped that asset class outperform. Similarly, favorable security selection and opportune industry positioning lifted the relative performance of both the convertibles and preferreds subportfolios as well. REITs were the worst-performing asset class, but some good stock picking and industry positioning helped the subportfolio perform roughly in line with its respective benchmark.

Within this environment, Advisor Strategic Dividend & Income Fund's Institutional Class shares posted an annual return of 3.94%, compared with a decline of 1.76% for the Fidelity Strategic Dividend & Income Composite Index. The fund outperformed the Composite index mainly due to favorable asset allocation among the fund's four major asset classes and strong security selection within each of the respective subportfolios. Maintaining a basically index-neutral weighting in common stocks and a slight overweighting in convertible securities helped, as did underweighting the preferred stock and real estate investment trust (REIT) asset classes, which both had negative performance during the period. Good security selection in the common stock subportfolio, plus an underweighting in the financials sector, helped that asset class outperform. Similarly, favorable security selection and opportune industry positioning lifted the relative performance of both the convertibles and preferreds subportfolios as well. REITs were the worst-performing asset class, but some good stock picking and industry positioning helped the subportfolio perform roughly in line with its respective benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Class A
Actual	$ 1,000.00	$ 949.90	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.57
Class T
Actual	$ 1,000.00	$ 948.50	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73
Class B
Actual	$ 1,000.00	$ 946.70	$ 9.37
HypotheticalA	$ 1,000.00	$ 1,015.44	$ 9.70
Class C
Actual	$ 1,000.00	$ 946.10	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,015.74	$ 9.40
Strategic Dividend and Income
Actual	$ 1,000.00	$ 951.80	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.00
Institutional Class
Actual	$ 1,000.00	$ 951.20	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.33%
Class B	1.92%
Class C	1.86%
Strategic Dividend and Income	.79%
Institutional Class	.82%

Annual Report

Investment Changes

Top Ten Investments as of November 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	0.0
Exxon Mobil Corp.	1.6	0.0
AT&T, Inc.	1.5	1.5
JPMorgan Chase & Co.	1.2	1.4
Simon Property Group, Inc.	1.1	0.7
Bank of America Corp.	1.1	0.8
Citigroup, Inc.	1.1	1.1
Horizon Lines, Inc. 4.25% 8/15/12	0.9	0.0
ProLogis Trust	0.8	0.6
El Paso Corp. 4.99%	0.8	0.8
	11.7
Top Five Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.3	33.1
Information Technology	12.8	14.6
Energy	12.2	12.2
Industrials	9.7	6.4
Utilities	7.6	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2007*		As of May 31, 2007**
	Common Stocks 65.9%		Common Stocks 63.3%
	Preferred Stocks 15.7%		Preferred Stocks 15.3%
	Convertible Bonds 15.1%		Convertible Bonds 13.4%
	Other Investments 1.6%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	8.8%	** Foreign investments	8.5%

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 16.3%
	Principal Amount	Value
Convertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 2,250,000	$ 2,225,700
3.125% 7/15/14	250,000	247,300
3.375% 7/15/16 (f)	2,250,000	2,199,105
3.375% 7/15/16	250,000	244,345
		4,916,450
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	3,300,000	2,392,500
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	3,177,000	2,114,929
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	809,400
TOTAL CONSUMER DISCRETIONARY		10,233,279
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	2,000,000	2,450,000
Food & Staples Retailing - 0.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,211,830
The Pantry, Inc. 3% 11/15/12	5,830,000	5,325,180
		8,537,010
TOTAL CONSUMER STAPLES		10,987,010
ENERGY - 3.2%
Energy Equipment & Services - 0.8%
Global Industries Ltd. 2.75% 8/1/27 (f)	1,500,000	1,376,250
Grey Wolf, Inc. 5.1806% 4/1/24 (g)	1,100,000	1,136,410
Halliburton Co. 3.125% 7/15/23	3,750,000	7,350,000
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,093,800
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,066,000
		14,022,460
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp. 2.5% 5/15/37	24,840,000	27,232,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 2,560,000	$ 2,694,400
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,540,000
		39,466,489
TOTAL ENERGY		53,488,949
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,569,280
Hospitality Properties Trust 3.8% 3/15/27	2,130,000	1,967,481
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,513,950
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,188,524
Ventas, Inc. 3.875% 11/15/11 (f)	10,250,000	11,071,418
		19,310,653
HEALTH CARE - 2.4%
Biotechnology - 0.2%
Amgen, Inc. 0.375% 2/1/13	4,500,000	4,190,625
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,306,260
2.5% 12/15/36	350,000	403,596
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	5,495,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,160,480
SonoSite, Inc. 3.75% 7/15/14	2,530,000	2,820,191
		13,185,527
Health Care Providers & Services - 0.7%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,300,000	10,351,339
Omnicare, Inc. 3.25% 12/15/35	1,980,000	1,494,900
		11,846,239
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	55,000	135,691
2.5% 10/1/23	2,400,000	5,921,040
		6,056,731
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	$ 3,000,000	$ 2,725,884
MGI Pharma, Inc. 1.6821% 3/2/24 (d)	2,000,000	1,708,980
		4,434,864
TOTAL HEALTH CARE		39,713,986
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,285,140
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	4,364,953
		5,650,093
Airlines - 0.2%
UAL Corp.:
4.5% 6/30/21 (f)	2,000,000	2,718,400
4.5% 6/30/21	310,000	421,352
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	594,860
		3,734,612
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	458,200
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,984,542
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	2,000,000	5,264,848
Quanta Services, Inc. 3.75% 4/30/26 (f)	2,030,000	2,834,829
		8,099,677
Electrical Equipment - 0.3%
General Cable Corp. 1% 10/15/12 (f)	2,000,000	2,265,080
GrafTech International Ltd. 1.625% 1/15/24	2,020,000	2,276,288
		4,541,368
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	772,880
2.375% 5/15/26	2,000,000	1,545,759
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	876,394
		3,195,033
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 1.4%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	$ 7,300,000	$ 7,222,620
Horizon Lines, Inc. 4.25% 8/15/12 (f)	16,530,000	15,253,884
		22,476,504
TOTAL INDUSTRIALS		50,140,029
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.8%
Ciena Corp. 0.25% 5/1/13	1,220,000	1,507,845
Finisar Corp. 2.5% 10/15/10	6,420,000	5,761,950
JDS Uniphase Corp. 1% 5/15/26 (f)	1,400,000	1,123,220
L-3 Communications Corp. 3% 8/1/35	3,000,000	3,720,000
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,699,400
		13,812,415
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,546,424
1.75% 12/1/13	930,000	1,315,652
SanDisk Corp. 1% 5/15/13	1,900,000	1,599,420
		5,461,496
Electronic Equipment & Instruments - 0.9%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,345,840
Flextronics International Ltd. 1% 8/1/10	5,110,000	5,198,914
Itron, Inc. 2.5% 8/1/26	4,180,000	5,704,864
Merix Corp. 4% 5/15/13 (f)	1,000,000	811,250
		14,060,868
IT Services - 0.3%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,510,000	1,653,086
CACI International, Inc. 2.125% 5/1/14 (f)	2,500,000	2,560,881
		4,213,967
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	5,000,000	3,956,250
6% 5/1/15	4,750,000	3,758,438
Amkor Technology, Inc. 2.5% 5/15/11	1,250,000	1,127,375
Credence Systems Corp.:
3.5% 5/15/10 (f)	2,000,000	1,787,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp.: - continued
3.5% 5/15/10	$ 1,000,000	$ 893,750
Intel Corp. 2.95% 12/15/35	3,500,000	3,732,085
ON Semiconductor Corp.:
0% 4/15/24	5,680,000	6,328,656
1.875% 12/15/25 (f)	1,250,000	1,829,000
		23,413,054
Software - 0.2%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	1,588,760
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	1,000,000	1,010,790
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,110,600
		3,710,150
TOTAL INFORMATION TECHNOLOGY		64,671,950
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	1,813,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,735,200
		4,548,700
TOTAL CONVERTIBLE BONDS		253,094,556
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. 11% 12/1/24	156,800	1,085,056
FINANCIALS - 0.7%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,771,800
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,595,006
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	889,022
6.3713% (g)	1,000,000	851,282
		6,107,110
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	$ 2,000,000	$ 1,494,820
HBOS plc 6.657% (f)(g)	5,000,000	4,100,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	915,505
		6,510,325
TOTAL FINANCIALS		12,617,435
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Solectron Corp. 0.5% 2/15/34	1,000,000	983,750
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,672,415
TOTAL NONCONVERTIBLE BONDS		19,358,656
TOTAL CORPORATE BONDS (Cost $259,373,270)		272,453,212
Common Stocks - 65.9%
	Shares
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 0.1%
Winnebago Industries, Inc.	87,900	1,891,608
Diversified Consumer Services - 0.4%
Service Corp. International	355,100	4,715,728
Stewart Enterprises, Inc. Class A	211,200	1,731,840
		6,447,568
Hotels, Restaurants & Leisure - 1.4%
Accor SA	30,200	2,555,876
Centerplate, Inc. unit	268,800	3,722,880
Gaylord Entertainment Co. (a)	22,500	946,350
IHOP Corp.	73,400	3,724,316
McCormick & Schmick's Seafood Restaurants (a)	16,600	243,356
McDonald's Corp.	115,849	6,773,691
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc.	39,600	$ 2,125,728
WMS Industries, Inc. (a)	91,100	3,042,740
		23,134,937
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	80,957	720,517
Beazer Homes USA, Inc. (e)	84,300	715,707
Black & Decker Corp.	37,700	3,115,905
Centex Corp.	12,500	260,750
Newell Rubbermaid, Inc.	94,700	2,536,066
The Stanley Works	39,510	2,060,447
Whirlpool Corp.	22,400	1,813,504
		11,222,896
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	15,200	688,396
Leisure Equipment & Products - 0.4%
Brunswick Corp.	68,000	1,386,520
Eastman Kodak Co.	102,200	2,399,656
MarineMax, Inc. (a)	24,400	398,940
Polaris Industries, Inc.	38,500	1,754,060
		5,939,176
Media - 0.6%
Dolan Media Co.	19,000	503,500
E.W. Scripps Co. Class A	65,800	2,859,010
News Corp.:
Class A	82,300	1,734,061
Class B	8,400	182,112
R.H. Donnelley Corp. (a)	45,500	2,021,110
Spanish Broadcasting System, Inc. Class A (a)	176,200	338,304
Viacom, Inc. Class B (non-vtg.) (a)	39,565	1,662,521
		9,300,618
Multiline Retail - 0.1%
Retail Ventures, Inc. (a)	39,791	276,150
Sears Holdings Corp. (a)	14,600	1,540,446
Tuesday Morning Corp.	96,185	715,616
		2,532,212
Specialty Retail - 0.5%
AutoZone, Inc.	6,500	725,595
Citi Trends, Inc. (a)	52,558	812,021
Foot Locker, Inc.	203,800	2,659,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	58,100	$ 1,448,433
Shoe Carnival, Inc. (a)	43,946	511,531
The Children's Place Retail Stores, Inc. (a)(e)	107,090	3,047,781
		9,204,951
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc.	2,100	77,007
VF Corp.	20,800	1,555,632
		1,632,639
TOTAL CONSUMER DISCRETIONARY		71,995,001
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Remy Cointreau SA	23,312	1,695,665
Food & Staples Retailing - 0.5%
Kroger Co.	75,700	2,176,375
Rite Aid Corp. (a)	763,700	2,840,964
SUPERVALU, Inc.	44,000	1,842,280
The Pantry, Inc. (a)	28,200	811,878
Winn-Dixie Stores, Inc. (a)	62,266	1,177,450
		8,848,947
Food Products - 1.2%
B&G Foods, Inc. unit	156,900	2,824,200
BioMar Holding AS	44,350	1,648,634
Bunge Ltd.	27,900	3,134,286
Cermaq ASA	130,300	1,644,253
Chiquita Brands International, Inc. (a)	234,337	4,496,927
Corn Products International, Inc.	48,800	1,919,304
Marine Harvest ASA (a)	2,100,000	1,313,636
Tyson Foods, Inc. Class A	145,400	2,167,914
		19,149,154
Household Products - 0.9%
Energizer Holdings, Inc. (a)	24,638	2,799,616
Procter & Gamble Co.	166,300	12,306,200
		15,105,816
Personal Products - 0.4%
Avon Products, Inc.	128,500	5,274,925
Shiseido Co. Ltd.	21,000	503,528
		5,778,453
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	83,400	$ 6,468,504
Japan Tobacco, Inc.	443	2,515,355
		8,983,859
TOTAL CONSUMER STAPLES		59,561,894
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	81,380	4,523,100
National Oilwell Varco, Inc. (a)	61,502	4,191,361
Oceaneering International, Inc. (a)	80,880	5,160,953
Transocean, Inc. (a)	31,651	4,345,366
		18,220,780
Oil, Gas & Consumable Fuels - 6.8%
BP PLC sponsored ADR	11,500	836,510
Cabot Oil & Gas Corp.	127,400	4,385,108
Canadian Natural Resources Ltd.	64,200	4,168,489
Chesapeake Energy Corp.	182,039	6,890,176
CONSOL Energy, Inc.	140,200	8,311,056
Exxon Mobil Corp.	294,725	26,277,681
Forest Oil Corp. (a)	76,400	3,596,912
Occidental Petroleum Corp.	62,000	4,325,740
Patriot Coal Corp. (a)	12,610	426,344
Peabody Energy Corp.	126,100	7,016,204
Plains Exploration & Production Co. (a)	192,400	9,698,884
Quicksilver Resources, Inc. (a)	86,500	4,376,900
Range Resources Corp.	113,022	4,597,735
SandRidge Energy, Inc.	5,400	171,450
Southwestern Energy Co. (a)	92,200	4,588,794
Teekay Corp.	142,050	7,990,313
Valero Energy Corp.	178,056	11,586,104
Williams Companies, Inc.	128,200	4,449,822
		113,694,222
TOTAL ENERGY		131,915,002
FINANCIALS - 24.2%
Capital Markets - 1.8%
Ares Capital Corp.	178,689	2,691,056
Bank of New York Mellon Corp.	93,539	4,486,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.	54,000	$ 5,383,800
Franklin Resources, Inc.	15,900	1,958,562
Janus Capital Group, Inc.	89,000	2,987,730
Lehman Brothers Holdings, Inc.	127,000	7,954,010
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	5,215,206
		30,676,494
Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	33,100	2,423,251
Wachovia Corp.	82,609	3,552,187
Wells Fargo & Co.	260,300	8,441,529
		14,416,967
Diversified Financial Services - 3.4%
Bank of America Corp.	387,714	17,885,247
Citigroup, Inc.	534,200	17,788,860
JPMorgan Chase & Co.	454,104	20,716,224
		56,390,331
Insurance - 4.2%
AFLAC, Inc.	66,200	4,146,768
AMBAC Financial Group, Inc.	38,925	1,059,928
American Equity Investment Life Holding Co.	6,066	54,655
American International Group, Inc.	158,900	9,236,857
Aspen Insurance Holdings Ltd.	349,818	10,074,758
Axis Capital Holdings Ltd.	104,195	3,973,997
Endurance Specialty Holdings Ltd.	234,095	9,455,097
Everest Re Group Ltd.	38,400	4,029,312
Hartford Financial Services Group, Inc.	34,100	3,250,412
MBIA, Inc.	22,400	817,824
MetLife, Inc.	44,600	2,925,314
National Financial Partners Corp.	55,500	2,519,700
Platinum Underwriters Holdings Ltd.	267,866	9,728,893
Principal Financial Group, Inc.	49,500	3,241,755
Prudential Financial, Inc.	43,700	4,113,918
RenaissanceRe Holdings Ltd.	45,200	2,671,772
		71,300,960
Real Estate Investment Trusts - 12.6%
Alexandria Real Estate Equities, Inc.	65,900	6,473,357
Annaly Capital Management, Inc.	296,900	5,109,649
Apartment Investment & Management Co. Class A	113,100	4,497,987
AvalonBay Communities, Inc.	40,060	3,983,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	81,114	$ 7,983,240
Chimera Investment Corp.	175,200	2,717,352
Corporate Office Properties Trust (SBI)	158,600	5,728,632
DCT Industrial Trust, Inc.	310,051	3,128,415
Developers Diversified Realty Corp.	101,500	4,507,615
Digital Realty Trust, Inc.	24,300	927,288
Equity Lifestyle Properties, Inc.	34,360	1,593,960
Equity One, Inc.	16,500	390,555
Equity Residential (SBI)	160,880	5,986,345
Essex Property Trust, Inc.	14,300	1,483,482
General Growth Properties, Inc.	272,525	12,656,061
GMH Communities Trust	126,800	740,512
HCP, Inc.	150,600	5,037,570
Healthcare Realty Trust, Inc.	210,700	5,358,101
Highwoods Properties, Inc. (SBI)	221,100	7,015,503
Home Properties, Inc.	261,900	11,835,261
Host Hotels & Resorts, Inc.	215,745	4,140,147
Inland Real Estate Corp.	351,500	5,138,930
Kilroy Realty Corp.	68,400	3,822,876
Kimco Realty Corp.	167,038	6,596,331
LaSalle Hotel Properties (SBI)	157,200	5,847,840
LTC Properties, Inc.	9,400	221,276
MFA Mortgage Investments, Inc.	130,700	1,147,546
Pennsylvania Real Estate Investment Trust (SBI)	76,000	2,624,280
Plum Creek Timber Co., Inc.	46,100	2,137,657
Potlatch Corp.	62,630	2,875,343
ProLogis Trust	213,165	13,945,254
Public Storage	160,536	12,415,854
Rayonier, Inc.	60,420	2,802,280
Senior Housing Properties Trust (SBI)	33,400	737,806
Simon Property Group, Inc.	183,510	18,066,560
SL Green Realty Corp.	48,400	5,028,760
Strategic Hotel & Resorts, Inc.	200,200	3,665,662
Tanger Factory Outlet Centers, Inc.	107,000	4,505,770
Taubman Centers, Inc.	36,100	1,932,433
UDR, Inc.	100,940	2,223,708
Unibail-Rodamco	5,300	1,201,193
Ventas, Inc.	102,250	4,458,100
Vornado Realty Trust	88,550	7,969,500
		210,659,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	122,100	$ 2,625,151
CB Richard Ellis Group, Inc. Class A (a)	298,900	7,098,875
Grubb & Ellis Co. (a)	82,100	423,636
		10,147,662
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	156,100	1,689,002
Downey Financial Corp. (e)	23,800	990,318
Fannie Mae	110,500	4,245,410
Freddie Mac	45,800	1,606,206
New York Community Bancorp, Inc.	206,600	3,844,826
		12,375,762
TOTAL FINANCIALS		405,967,733
HEALTH CARE - 3.2%
Biotechnology - 0.1%
Amgen, Inc.	23,000	1,270,750
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)	133,900	1,830,413
Becton, Dickinson & Co.	66,100	5,468,453
C.R. Bard, Inc.	71,900	6,077,707
Covidien Ltd.	66,225	2,656,285
Hillenbrand Industries, Inc.	46,900	2,525,096
Varian Medical Systems, Inc. (a)	53,674	2,681,553
		21,239,507
Health Care Providers & Services - 0.9%
Amedisys, Inc.	70,907	3,024,893
Capital Senior Living Corp. (a)	73,100	600,151
DaVita, Inc. (a)	50,000	3,098,000
Emeritus Corp. (a)	61,306	1,544,911
MWI Veterinary Supply, Inc. (a)	71,777	3,020,376
Sun Healthcare Group, Inc. (a)	55,000	912,450
Universal American Financial Corp. (a)	96,100	2,291,024
		14,491,805
Health Care Technology - 0.1%
Cerner Corp. (a)	44,700	2,670,825
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Merck & Co., Inc.	206,800	$ 12,275,648
Wyeth	42,200	2,072,020
		14,347,668
TOTAL HEALTH CARE		54,020,555
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
General Dynamics Corp.	52,700	4,678,706
Honeywell International, Inc.	98,300	5,565,746
Lockheed Martin Corp.	26,700	2,954,889
Precision Castparts Corp.	22,700	3,344,618
United Technologies Corp.	78,600	5,876,922
		22,420,881
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	35,800	2,637,744
Airlines - 0.2%
Delta Air Lines, Inc. (a)	42,500	839,800
UAL Corp. (a)	19,200	786,048
US Airways Group, Inc. (a)	56,400	1,171,428
		2,797,276
Commercial Services & Supplies - 0.6%
Corrections Corp. of America (a)	52,500	1,601,775
Diamond Management & Technology Consultants, Inc.	103,523	769,176
Dun & Bradstreet Corp.	17,400	1,552,602
Equifax, Inc.	21,000	781,830
IHS, Inc. Class A (a)	16,100	1,129,254
The Brink's Co.	13,100	838,138
Waste Management, Inc.	87,500	3,003,000
		9,675,775
Construction & Engineering - 0.6%
Shaw Group, Inc. (a)	153,700	9,747,654
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	28,600	1,436,292
Industrial Conglomerates - 1.3%
General Electric Co.	312,300	11,957,967
Siemens AG sponsored ADR	64,300	9,758,811
		21,716,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
Cummins, Inc.	6,800	$ 794,920
Eaton Corp.	17,000	1,518,270
Flowserve Corp.	67,606	6,361,049
Illinois Tool Works, Inc.	45,500	2,525,250
Oshkosh Truck Co.	38,100	1,832,229
Pentair, Inc.	101,649	3,447,934
SPX Corp.	97,100	9,880,896
Sulzer AG (Reg.)	484	729,889
		27,090,437
Road & Rail - 0.6%
Kansas City Southern (a)	1,803	62,077
Knight Transportation, Inc.	103,000	1,565,600
Landstar System, Inc.	37,500	1,491,750
P.A.M. Transportation Services, Inc. (a)	48,863	733,434
Ryder System, Inc.	39,000	1,691,040
Union Pacific Corp.	33,700	4,250,918
		9,794,819
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	141,003	2,222,207
TOTAL INDUSTRIALS		109,539,863
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	124,200	1,006,020
Cisco Systems, Inc. (a)	88,700	2,485,374
Comverse Technology, Inc. (a)	82,600	1,338,120
F5 Networks, Inc. (a)	30,800	813,736
Juniper Networks, Inc. (a)	104,500	3,105,740
Motorola, Inc.	161,800	2,583,946
Nokia Corp. sponsored ADR	138,200	5,435,406
		16,768,342
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	100,500	5,141,580
International Business Machines Corp.	68,100	7,162,758
NCR Corp.	147,200	3,523,968
Network Appliance, Inc. (a)	62,500	1,544,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	35,475	$ 737,171
Western Digital Corp. (a)	166,500	4,600,395
		22,710,247
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	68,300	2,583,789
Amphenol Corp. Class A	268,700	11,648,145
Arrow Electronics, Inc.	95,700	3,541,857
Avnet, Inc.	93,500	3,225,750
Flextronics International Ltd. (a)	255,700	3,058,172
Ingram Micro, Inc. Class A (a)	82,200	1,635,780
Mellanox Technologies Ltd.	51,200	908,288
SYNNEX Corp. (a)	83,431	1,723,684
Tyco Electronics Ltd.	36,425	1,361,931
		29,687,396
Internet Software & Services - 0.3%
VeriSign, Inc.	115,100	4,707,590
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.	173,600	1,694,336
Analog Devices, Inc.	47,100	1,449,738
Applied Materials, Inc.	175,900	3,312,197
Broadcom Corp. Class A (a)	107,800	2,882,572
Cirrus Logic, Inc. (a)	152,600	869,820
Cypress Semiconductor Corp. (a)	78,300	2,601,126
Diodes, Inc. (a)	100,883	2,967,978
Fairchild Semiconductor International, Inc. (a)	120,700	1,914,302
Hittite Microwave Corp. (a)	106,059	4,580,688
Infineon Technologies AG sponsored ADR (a)	117,500	1,391,200
Integrated Device Technology, Inc. (a)	240,129	2,912,765
Intel Corp.	169,300	4,415,344
Intersil Corp. Class A	71,700	1,788,198
Linear Technology Corp.	50,600	1,541,276
Marvell Technology Group Ltd. (a)	92,700	1,384,938
Maxim Integrated Products, Inc.	80,200	1,859,838
Microchip Technology, Inc.	43,200	1,243,728
MIPS Technologies, Inc. (a)	193,300	1,097,944
National Semiconductor Corp.	94,400	2,157,984
Nec Electronics Corp. (a)	65,200	1,828,645
ON Semiconductor Corp. (a)	596,600	5,482,754
RF Micro Devices, Inc. (a)(e)	209,100	1,208,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,600	908,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semicondutor Ltd. (a)	602,400	$ 927,696
Volterra Semiconductor Corp. (a)	303,929	3,762,641
		56,184,978
Software - 1.1%
Electronic Arts, Inc. (a)	53,294	2,994,590
Microsoft Corp.	125,500	4,216,800
Nintendo Co. Ltd.	7,300	4,444,240
Symantec Corp. (a)	118,300	2,105,740
Ubisoft Entertainment SA (a)	48,004	4,179,236
		17,940,606
TOTAL INFORMATION TECHNOLOGY		147,999,159
MATERIALS - 1.8%
Chemicals - 0.9%
Albemarle Corp.	53,256	2,350,720
Arkema (a)	25,700	1,627,233
Celanese Corp. Class A	96,800	3,841,024
Monsanto Co.	52,500	5,216,925
Nalco Holding Co.	76,200	1,825,752
Tronox, Inc. Class A	84,400	696,300
		15,557,954
Metals & Mining - 0.8%
Alcoa, Inc.	88,900	3,233,293
Goldcorp, Inc.	65,000	2,100,465
Titanium Metals Corp.	261,200	7,749,804
		13,083,562
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	43,375	1,309,058
TOTAL MATERIALS		29,950,574
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	657,515	25,123,648
CenturyTel, Inc.	48,689	2,075,612
Qwest Communications International, Inc. (a)	291,500	1,932,645
Verizon Communications, Inc.	262,100	11,325,341
		40,457,246
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	21,500	$ 979,110
Crown Castle International Corp. (a)	23,000	964,850
NII Holdings, Inc. (a)	11,200	617,792
SBA Communications Corp. Class A (a)	26,100	977,184
		3,538,936
TOTAL TELECOMMUNICATION SERVICES		43,996,182
UTILITIES - 3.0%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	75,000	4,556,250
Entergy Corp.	22,600	2,701,604
PPL Corp.	209,311	10,666,489
		17,924,343
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	342,500	7,483,625
Constellation Energy Group, Inc.	70,400	7,054,784
		14,538,409
Multi-Utilities - 1.1%
CMS Energy Corp.	423,900	7,388,577
Public Service Enterprise Group, Inc.	23,500	2,249,890
Wisconsin Energy Corp.	187,600	8,974,784
		18,613,251
TOTAL UTILITIES		51,076,003
TOTAL COMMON STOCKS (Cost $998,995,768)		1,106,021,966
Preferred Stocks - 15.7%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,170,940
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	30,450
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	$ 371,175
TOTAL CONSUMER DISCRETIONARY		2,572,565
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd.	3,000	3,165,000
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	2,160,188
El Paso Corp. 4.99%	10,000	13,599,539
		15,759,727
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,800,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	816,360
TOTAL FINANCIALS		2,616,360
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,466,166
5.125%	1,000	1,311,900
		2,778,066
MATERIALS - 1.3%
Chemicals - 0.8%
Celanese Corp. 4.25%	252,600	12,882,600
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	63,510	3,032,603
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	5,503,086
TOTAL MATERIALS		21,418,289
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Electric Utilities - 0.6%
AES Trust VII 6.00%	180,700	$ 8,933,808
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	8,472,945
Series A, 5.75%	1,000	367,440
		8,840,385
Multi-Utilities - 0.6%
CMS Energy Corp. 4.50%	116,000	10,523,520
TOTAL UTILITIES		28,297,713
TOTAL CONVERTIBLE PREFERRED STOCKS		76,607,720
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CBS Corp. 6.75%	40,000	844,000
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,000,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,702,500
Devon Energy Corp. 6.49%	13,750	1,323,438
		4,025,938
FINANCIALS - 7.7%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	639,000
Series G, 5.49%	15,000	562,500
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,788,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	2,638,800
Series B, 6.20%	50,000	1,173,000
Series C, 4.9931%	40,000	904,000
Series D, 5.5569%	160,000	3,488,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	$ 1,985,035
Series C, 5.94%	40,000	1,760,000
Series D, 5.67%	34,900	1,430,900
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	1,484,800
Series H, 3.97%	120,000	2,230,800
Morgan Stanley Capital Trust IV 6.60%	80,000	1,689,600
		21,774,435
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	390,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	798,304
Barclays Bank PLC Series 2, 6.625%	40,000	882,400
BNY Capital V 5.95%	115,000	2,523,100
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,940,000
Keycorp Capital IX 6.75%	40,000	889,600
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	806,000
Santander Finance Preferred SA Unipersonal	160,000	3,432,000
Santander Finance Preferred SA Unipersonal	40,000	820,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,509,450
6.50% (f)	40,000	840,000
U.S. Bancorp, Delaware Series B, 5.8425%	40,000	940,000
USB Capital XII 6.30%	80,000	1,704,800
Wachovia Capital Trust IX 6.375%	120,000	2,589,600
		22,065,254
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	730,800
HSBC USA, Inc.:
Series G, 4.9175%	80,000	1,712,000
Series H, 6.50%	40,000	976,000
SLM Corp. 4.07%	1,200	72,000
		3,490,800
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D, 6.204%	20,000	442,200
Series E, 5.2188%	40,000	818,400
CIT Group, Inc. Series B, 5.189%	15,000	1,155,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup Capital XVI Series C, 6.45%	120,000	$ 2,535,600
Citigroup Capital XVII 6.35%	80,000	1,684,800
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	2,986,200
General Electric Capital Corp. 6.05%	80,000	1,975,200
ING Groep NV 6.375%	80,000	1,648,800
Merrill Lynch Capital Trust II 6.45%	200,000	4,276,000
		17,522,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,760,000
MetLife, Inc. Series A, 4.39%	40,000	880,000
		2,640,000
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,757,750
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	1,952,404
Hospitality Properties Trust:
Series B, 8.875%	200,000	5,020,000
Series C, 7.00%	100,000	1,925,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	505,200
Public Storage Series M, 6.625%	80,000	1,655,200
Vornado Realty Trust Series E, 7.00%	40,000	870,000
		13,685,554
Thrifts & Mortgage Finance - 2.8%
Countrywide Capital V 7.00%	80,000	1,152,000
Fannie Mae:
5.10%	27,562	921,673
7.00%	42,200	2,110,000
Series H, 5.81%	71,200	2,854,408
Series I, 5.375%	5,000	195,750
Series L, 5.125%	140,900	5,072,400
Series N, 5.50%	92,650	3,742,134
Series R, 7.65%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,600,000
5.57%	546,000	10,647,000
5.90%	40,000	875,200
8.375%	50,000	1,275,000
Series F, 5.00%	68,500	2,431,750
Series H, 5.10%	10,300	372,860
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series K, 5.79%	25,200	1,131,480
Series O, 5.81%	19,500	$ 828,750
Series R, 5.70%	117,000	4,785,300
Series S, 5.7306%	10,000	515,000
Series T 6.42%	10,000	477,500
Series W, 5.66%	161,600	3,191,600
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,947,200
		47,127,005
TOTAL FINANCIALS		128,305,248
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	467,200
TOTAL MATERIALS		1,254,250
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,887,192
UTILITIES - 2.6%
Electric Utilities - 2.4%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,484,000
5.30%	88,600	1,935,910
5.625%	80,000	1,780,000
6.45%	80,000	1,900,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,002,500
Duquesne Light Co. 6.50%	106,050	4,560,150
Entergy Louisiana LLC 6.95%	7,500	720,000
FPL Group Capital Trust I 5.875% (a)	20,000	440,200
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,047,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Mid-American Energy Co. 4.40%	5,000	$ 400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,970
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	230,000	5,290,000
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,112,400
6.125%	35,000	3,447,500
Series B, 4.08%	27,271	511,331
Series C:
4.24%	94,600	1,802,130
6.00%	20,000	1,769,960
Series D, 4.32%	70,000	1,365,000
		39,984,226
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	282,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,554,745
San Diego Gas & Electric Co. 1.70%	67,548	1,766,806
		4,321,551
TOTAL UTILITIES		44,588,377
TOTAL NONCONVERTIBLE PREFERRED STOCKS		186,905,005
TOTAL PREFERRED STOCKS (Cost $272,857,585)		263,512,725
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,896,758
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	972,926
		3,869,684
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,948,578
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	1,187,644
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		7,005,906
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	42,654,525	42,654,525
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	4,637,250	4,637,250
TOTAL MONEY MARKET FUNDS (Cost $47,291,775)		47,291,775
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,586,518,398)		1,696,285,584
NET OTHER ASSETS - (1.1)%		(18,847,667)
NET ASSETS - 100%		$ 1,677,437,917
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,174,281 or 6.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,505,030
Fidelity Securities Lending Cash Central Fund	46,352
Total	$ 4,551,382
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.8%
BBB	1.8%
BB	4.4%
B	4.9%
CCC,CC,C	0.9%
Not Rated	2.9%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $4,691,260) - See accompanying schedule: Unaffiliated issuers (cost $1,539,226,623)	$ 1,648,993,809
Fidelity Central Funds (cost $47,291,775)	47,291,775
Total Investments (cost $1,586,518,398)		$ 1,696,285,584
Cash		112,692
Receivable for investments sold		16,285,711
Receivable for fund shares sold		2,186,440
Dividends receivable		1,790,837
Interest receivable		1,823,295
Distributions receivable from Fidelity Central Funds		177,858
Other receivables		4,799
Total assets		1,718,667,216

Liabilities
Payable for investments purchased	$ 31,594,534
Payable for fund shares redeemed	3,606,634
Accrued management fee	784,144
Distribution fees payable	220,914
Other affiliated payables	329,811
Other payables and accrued expenses	56,012
Collateral on securities loaned, at value	4,637,250
Total liabilities		41,229,299

Net Assets		$ 1,677,437,917
Net Assets consist of:
Paid in capital		$ 1,482,912,391
Undistributed net investment income		6,071,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,686,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,767,192
Net Assets		$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($166,553,637 ÷ 12,543,265 shares)	$ 13.28

Maximum offering price per share (100/94.25 of $13.28)	$ 14.09
Class T: Net Asset Value and redemption price per share ($158,962,388 ÷ 11,985,197 shares)	$ 13.26

Maximum offering price per share (100/96.50 of $13.26)	$ 13.74
Class B: Net Asset Value and offering price per share ($37,287,660 ÷ 2,819,162 shares)A	$ 13.23

Class C: Net Asset Value and offering price per share ($106,122,171 ÷ 8,020,212 shares)A	$ 13.23

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,172,142,887 ÷ 87,940,679 shares)	$ 13.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,369,174 ÷ 2,731,784 shares)	$ 13.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 31,347,971
Interest		6,741,721
Income from Fidelity Central Funds		4,551,382
Total income		42,641,074

Expenses
Management fee	$ 9,199,750
Transfer agent fees	3,116,028
Distribution fees	2,337,137
Accounting and security lending fees	512,442
Custodian fees and expenses	61,058
Independent trustees' compensation	5,532
Registration fees	225,812
Audit	55,896
Legal	38,574
Miscellaneous	13,430
Total expenses before reductions	15,565,659
Expense reductions	(58,409)	15,507,250
Net investment income (loss)		27,133,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	81,329,094
Foreign currency transactions	(41,915)
Total net realized gain (loss)		81,287,179
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $13,035)	(60,778,973)
Assets and liabilities in foreign currencies	(1,103)
Total change in net unrealized appreciation (depreciation)		(60,780,076)
Net gain (loss)		20,507,103
Net increase (decrease) in net assets resulting from operations		$ 47,640,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,133,824	$ 20,961,984
Net realized gain (loss)	81,287,179	74,058,210
Change in net unrealized appreciation (depreciation)	(60,780,076)	71,876,495
Net increase (decrease) in net assets resulting from operations	47,640,927	166,896,689
Distributions to shareholders from net investment income	(24,961,705)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(92,013,174)	(30,280,629)
Share transactions - net increase (decrease)	343,480,119	245,540,386
Total increase (decrease) in net assets	299,107,872	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,071,537 and undistributed net investment income of $4,371,372, respectively)	$ 1,677,437,917	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.28	1.61	1.10	1.04
Total from investment operations	.48	1.80	1.28	1.20
Distributions from net investment income	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10%	1.14%	1.16%	1.20%A
Expenses net of all reductions	1.09%	1.14%	1.13%	1.17%A
Net investment income (loss)	1.49%	1.52%	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.27	1.59	1.09	1.04
Total from investment operations	.44	1.76	1.25	1.17
Distributions from net investment income	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%	1.35%	1.38%	1.45%A
Expenses net of fee waivers, if any	1.32%	1.35%	1.38%	1.45%A
Expenses net of all reductions	1.32%	1.35%	1.35%	1.42%A
Net investment income (loss)	1.27%	1.31%	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.28	1.59	1.09	1.03
Total from investment operations	.37	1.68	1.18	1.12
Distributions from net investment income	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total ReturnB, C, D	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91%	1.96%	1.96%	1.99%A
Expenses net of fee waivers, if any	1.91%	1.96%	1.95%	1.95%A
Expenses net of all reductions	1.91%	1.96%	1.93%	1.92%A
Net investment income (loss)	.67%	.70%	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.27	1.58	1.09	1.03
Total from investment operations	.37	1.68	1.19	1.12
Distributions from net investment income	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total ReturnB, C, D	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85%	1.89%	1.90%	1.94%A
Expenses net of fee waivers, if any	1.85%	1.89%	1.90%	1.94%A
Expenses net of all reductions	1.85%	1.88%	1.87%	1.92%A
Net investment income (loss)	.74%	.78%	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.27	1.60	1.11	1.04
Total from investment operations	.52	1.84	1.33	1.23
Distributions from net investment income	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total ReturnB, C	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79%	.80%	.82%	.90%A
Expenses net of all reductions	.78%	.79%	.79%	.87%A
Net investment income (loss)	1.80%	1.87%	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.28	1.59	1.10	1.04
Total from investment operations	.52	1.82	1.32	1.23
Distributions from net investment income	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total ReturnB, C	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net AssetsE, H
Expenses before reductions	.81%	.82%	.83%	.88%A
Expenses net of fee waivers, if any	.81%	.82%	.83%	.88%A
Expenses net of all reductions	.80%	.82%	.81%	.85%A
Net investment income (loss)	1.78%	1.84%	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Financial Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 207,187,744
Unrealized depreciation	(108,066,799)
Net unrealized appreciation (depreciation)	99,120,945
Undistributed ordinary income	26,207,243
Undistributed long-term capital gain	55,473,700

Cost for federal income tax purposes	$ 1,597,164,639

The tax character of distributions paid was as follows:

	November 30, 2007	November 30, 2006
Ordinary Income	$ 28,163,094	$ 19,594,724
Long-term Capital Gains	63,850,080	10,685,905
Total	$ 92,013,174	$ 30,280,629

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,740,338,816 and $1,406,173,015, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 288,881	$ 46,264
Class T	.25%	.25%	770,126	53,494
Class B	.75%	.25%	320,933	240,740
Class C	.75%	.25%	957,197	287,975
			$ 2,337,137	$ 628,473

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 293,572
Class T	76,794
Class B*	45,794
Class C*	15,594
$ 431,754

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 273,572.24
Class T	324,839.21
Class B	97,893.30
Class C	233,201.24
Strategic Dividend and Income	2,135,060.17
Institutional Class	51,463.20
	$ 3,116,028

Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced Fidelity Service Company, Inc. (FSC) as transfer agent for Strategic Dividend & Income shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,785 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,264 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $46,352.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,482 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $9,351. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 253
Strategic Dividend and Income	7,955
Institutional Class	519
$ 8,727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2007	2006
From net investment income
Class A	$ 1,659,834	$ 755,007
Class T	1,803,121	1,207,524
Class B	207,762	136,347
Class C	656,096	455,492
Strategic Dividend and Income	20,174,303	16,844,509
Institutional Class	460,589	195,845
Total	$ 24,961,705	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2007	2006	2007	2006
Class A
Shares sold	9,202,276	2,652,278	$ 125,609,242	$ 33,771,371
Reinvestment of distributions	324,134	74,313	4,316,521	927,356
Shares redeemed	(2,115,549)	(785,506)	(28,515,536)	(9,972,783)
Net increase (decrease)	7,410,861	1,941,085	$ 101,410,227	$ 24,725,944
Class T
Shares sold	5,412,451	3,093,279	$ 73,116,647	$ 39,401,358
Reinvestment of distributions	515,154	142,542	6,807,283	1,774,211
Shares redeemed	(2,728,865)	(1,016,565)	(36,971,413)	(12,945,160)
Net increase (decrease)	3,198,740	2,219,256	$ 42,952,517	$ 28,230,409
Class B
Shares sold	1,488,228	651,095	$ 20,168,960	$ 8,286,669
Reinvestment of distributions	84,796	22,168	1,114,512	273,978
Shares redeemed	(516,972)	(535,951)	(6,968,443)	(6,733,248)
Net increase (decrease)	1,056,052	137,312	$ 14,315,029	$ 1,827,399
Class C
Shares sold	3,860,667	2,077,679	$ 52,345,524	$ 26,455,087
Reinvestment of distributions	259,139	59,230	3,407,525	735,267
Shares redeemed	(1,631,836)	(696,643)	(22,089,331)	(8,845,742)
Net increase (decrease)	2,487,970	1,440,266	$ 33,663,718	$ 18,344,612
Strategic Dividend and Income
Shares sold	40,384,688	36,957,213	$ 548,453,896	$ 472,572,702
Reinvestment of distributions	4,871,099	1,804,449	64,672,261	22,539,587
Shares redeemed	(35,835,911)	(25,574,480)	(485,849,599)	(325,330,308)
Net increase (decrease)	9,419,876	13,187,182	$ 127,276,558	$ 169,781,981
Institutional Class
Shares sold	2,239,208	358,059	$ 30,847,189	$ 4,585,437
Reinvestment of distributions	40,647	10,004	549,750	124,626
Shares redeemed	(554,347)	(164,319)	(7,534,869)	(2,080,022)
Net increase (decrease)	1,725,508	203,744	$ 23,862,070	$ 2,630,041

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Dividend Fund and Income voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/24/2007	12/21/2007	$0.074	$0.56
	01/14/2008	01/11/2008	$0.000	$0.05
Class T	12/24/2007	12/21/2007	$0.064	$0.56
	01/14/2008	01/11/2008	$0.000	$0.05
Class B	12/24/2007	12/21/2007	$0.044	$0.56
	01/14/2008	01/11/2008	$0.000	$0.05
Class C	12/24/2007	12/21/2007	$0.046	$0.56
	01/14/2008	01/11/2008	$0.000	$0.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $55,473,700, or, if subsequently determined to be different, the net capital gain of such year.

A total of .32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 91%, 100%, 100%, and 100%; Class T designates 91%, 100%, 100%, and 100%; Class B designates 91%, 100%, 100%, and 100%; and Class C designates 91%, 100%, 100%, and 100%; of the dividends distributed in January, April, July and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 84%, 100%, 100%, and 100%; Class T designates 84%, 100%, 100%, and 100%; Class B designates 84%, 100%, 100%, and 100%; and Class C designates 84%, 100%, 100%, and 100%; each dividend distributed in January, April, July, and October 2007, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class T and Class B ranked above its competitive median for 2006. The Board considered that the total expenses of Class B were above the median because of its higher transfer agent fee due to small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASDI-UANN-0108
1.802529.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidleines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Life of fundA
Institutional Class	3.94%	10.98%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, Portfolio Manager of Fidelity Advisor Strategic Dividend & Income Fund

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007, resulting in an official market "correction" - a loss of 10% or more from earlier highs. In fact, the entire second half of the period was negative for many equity and other key benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. For the 12 months overall, the Russell 3000® Value Index, a bellwether for the broad U.S. value stock market, gained a scant 2.06%. The Merrill Lynch Preferred Stock DRD-Eligible Securities Index declined 8.98%. The Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index returned 6.18%, and the NAREIT Equity REIT Index, a performance measure of the real estate investment trust market, fell 12.62%.

Within this environment, Advisor Strategic Dividend & Income Fund's Class A, Class T, Class B and Class C shares returned 3.59%, 3.34%, 2.79% and 2.84%, respectively (excluding sales charges), compared with a decline of 1.76% for the Fidelity Strategic Dividend & Income Composite Index. The fund outperformed the Composite index mainly due to favorable asset allocation among the fund's four major asset classes and strong security selection within most of the respective subportfolios. Maintaining a basically index-neutral weighting in common stocks and a slight overweighting in convertible securities helped, as did underweighting the preferred stock and real estate investment trust (REIT) asset classes, which both had negative performance during the period. Good security selection in the common stock subportfolio, plus an underweighting in the financials sector, helped that asset class outperform. Similarly, favorable security selection and opportune industry positioning lifted the relative performance of both the convertibles and preferreds subportfolios as well. REITs were the worst-performing asset class, but some good stock picking and industry positioning helped the subportfolio perform roughly in line with its respective benchmark.

Within this environment, Advisor Strategic Dividend & Income Fund's Institutional Class shares posted an annual return of 3.94%, compared with a decline of 1.76% for the Fidelity Strategic Dividend & Income Composite Index. The fund outperformed the Composite index mainly due to favorable asset allocation among the fund's four major asset classes and strong security selection within each of the respective subportfolios. Maintaining a basically index-neutral weighting in common stocks and a slight overweighting in convertible securities helped, as did underweighting the preferred stock and real estate investment trust (REIT) asset classes, which both had negative performance during the period. Good security selection in the common stock subportfolio, plus an underweighting in the financials sector, helped that asset class outperform. Similarly, favorable security selection and opportune industry positioning lifted the relative performance of both the convertibles and preferreds subportfolios as well. REITs were the worst-performing asset class, but some good stock picking and industry positioning helped the subportfolio perform roughly in line with its respective benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Class A
Actual	$ 1,000.00	$ 949.90	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.57
Class T
Actual	$ 1,000.00	$ 948.50	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73
Class B
Actual	$ 1,000.00	$ 946.70	$ 9.37
HypotheticalA	$ 1,000.00	$ 1,015.44	$ 9.70
Class C
Actual	$ 1,000.00	$ 946.10	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,015.74	$ 9.40
Strategic Dividend and Income
Actual	$ 1,000.00	$ 951.80	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.00
Institutional Class
Actual	$ 1,000.00	$ 951.20	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.33%
Class B	1.92%
Class C	1.86%
Strategic Dividend and Income	.79%
Institutional Class	.82%

Annual Report

Investment Changes

Top Ten Investments as of November 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	0.0
Exxon Mobil Corp.	1.6	0.0
AT&T, Inc.	1.5	1.5
JPMorgan Chase & Co.	1.2	1.4
Simon Property Group, Inc.	1.1	0.7
Bank of America Corp.	1.1	0.8
Citigroup, Inc.	1.1	1.1
Horizon Lines, Inc. 4.25% 8/15/12	0.9	0.0
ProLogis Trust	0.8	0.6
El Paso Corp. 4.99%	0.8	0.8
	11.7
Top Five Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.3	33.1
Information Technology	12.8	14.6
Energy	12.2	12.2
Industrials	9.7	6.4
Utilities	7.6	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2007*		As of May 31, 2007**
	Common Stocks 65.9%		Common Stocks 63.3%
	Preferred Stocks 15.7%		Preferred Stocks 15.3%
	Convertible Bonds 15.1%		Convertible Bonds 13.4%
	Other Investments 1.6%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	8.8%	** Foreign investments	8.5%

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 16.3%
	Principal Amount	Value
Convertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 2,250,000	$ 2,225,700
3.125% 7/15/14	250,000	247,300
3.375% 7/15/16 (f)	2,250,000	2,199,105
3.375% 7/15/16	250,000	244,345
		4,916,450
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	3,300,000	2,392,500
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	3,177,000	2,114,929
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	809,400
TOTAL CONSUMER DISCRETIONARY		10,233,279
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	2,000,000	2,450,000
Food & Staples Retailing - 0.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,211,830
The Pantry, Inc. 3% 11/15/12	5,830,000	5,325,180
		8,537,010
TOTAL CONSUMER STAPLES		10,987,010
ENERGY - 3.2%
Energy Equipment & Services - 0.8%
Global Industries Ltd. 2.75% 8/1/27 (f)	1,500,000	1,376,250
Grey Wolf, Inc. 5.1806% 4/1/24 (g)	1,100,000	1,136,410
Halliburton Co. 3.125% 7/15/23	3,750,000	7,350,000
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,093,800
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,066,000
		14,022,460
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp. 2.5% 5/15/37	24,840,000	27,232,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 2,560,000	$ 2,694,400
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,540,000
		39,466,489
TOTAL ENERGY		53,488,949
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,569,280
Hospitality Properties Trust 3.8% 3/15/27	2,130,000	1,967,481
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,513,950
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,188,524
Ventas, Inc. 3.875% 11/15/11 (f)	10,250,000	11,071,418
		19,310,653
HEALTH CARE - 2.4%
Biotechnology - 0.2%
Amgen, Inc. 0.375% 2/1/13	4,500,000	4,190,625
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,306,260
2.5% 12/15/36	350,000	403,596
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	5,495,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,160,480
SonoSite, Inc. 3.75% 7/15/14	2,530,000	2,820,191
		13,185,527
Health Care Providers & Services - 0.7%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,300,000	10,351,339
Omnicare, Inc. 3.25% 12/15/35	1,980,000	1,494,900
		11,846,239
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	55,000	135,691
2.5% 10/1/23	2,400,000	5,921,040
		6,056,731
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	$ 3,000,000	$ 2,725,884
MGI Pharma, Inc. 1.6821% 3/2/24 (d)	2,000,000	1,708,980
		4,434,864
TOTAL HEALTH CARE		39,713,986
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,285,140
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	4,364,953
		5,650,093
Airlines - 0.2%
UAL Corp.:
4.5% 6/30/21 (f)	2,000,000	2,718,400
4.5% 6/30/21	310,000	421,352
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	594,860
		3,734,612
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	458,200
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,984,542
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	2,000,000	5,264,848
Quanta Services, Inc. 3.75% 4/30/26 (f)	2,030,000	2,834,829
		8,099,677
Electrical Equipment - 0.3%
General Cable Corp. 1% 10/15/12 (f)	2,000,000	2,265,080
GrafTech International Ltd. 1.625% 1/15/24	2,020,000	2,276,288
		4,541,368
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	772,880
2.375% 5/15/26	2,000,000	1,545,759
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	876,394
		3,195,033
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 1.4%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	$ 7,300,000	$ 7,222,620
Horizon Lines, Inc. 4.25% 8/15/12 (f)	16,530,000	15,253,884
		22,476,504
TOTAL INDUSTRIALS		50,140,029
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.8%
Ciena Corp. 0.25% 5/1/13	1,220,000	1,507,845
Finisar Corp. 2.5% 10/15/10	6,420,000	5,761,950
JDS Uniphase Corp. 1% 5/15/26 (f)	1,400,000	1,123,220
L-3 Communications Corp. 3% 8/1/35	3,000,000	3,720,000
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,699,400
		13,812,415
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,546,424
1.75% 12/1/13	930,000	1,315,652
SanDisk Corp. 1% 5/15/13	1,900,000	1,599,420
		5,461,496
Electronic Equipment & Instruments - 0.9%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,345,840
Flextronics International Ltd. 1% 8/1/10	5,110,000	5,198,914
Itron, Inc. 2.5% 8/1/26	4,180,000	5,704,864
Merix Corp. 4% 5/15/13 (f)	1,000,000	811,250
		14,060,868
IT Services - 0.3%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,510,000	1,653,086
CACI International, Inc. 2.125% 5/1/14 (f)	2,500,000	2,560,881
		4,213,967
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	5,000,000	3,956,250
6% 5/1/15	4,750,000	3,758,438
Amkor Technology, Inc. 2.5% 5/15/11	1,250,000	1,127,375
Credence Systems Corp.:
3.5% 5/15/10 (f)	2,000,000	1,787,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp.: - continued
3.5% 5/15/10	$ 1,000,000	$ 893,750
Intel Corp. 2.95% 12/15/35	3,500,000	3,732,085
ON Semiconductor Corp.:
0% 4/15/24	5,680,000	6,328,656
1.875% 12/15/25 (f)	1,250,000	1,829,000
		23,413,054
Software - 0.2%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	1,588,760
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	1,000,000	1,010,790
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,110,600
		3,710,150
TOTAL INFORMATION TECHNOLOGY		64,671,950
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	1,813,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,735,200
		4,548,700
TOTAL CONVERTIBLE BONDS		253,094,556
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. 11% 12/1/24	156,800	1,085,056
FINANCIALS - 0.7%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,771,800
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,595,006
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	889,022
6.3713% (g)	1,000,000	851,282
		6,107,110
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	$ 2,000,000	$ 1,494,820
HBOS plc 6.657% (f)(g)	5,000,000	4,100,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	915,505
		6,510,325
TOTAL FINANCIALS		12,617,435
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Solectron Corp. 0.5% 2/15/34	1,000,000	983,750
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,672,415
TOTAL NONCONVERTIBLE BONDS		19,358,656
TOTAL CORPORATE BONDS (Cost $259,373,270)		272,453,212
Common Stocks - 65.9%
	Shares
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 0.1%
Winnebago Industries, Inc.	87,900	1,891,608
Diversified Consumer Services - 0.4%
Service Corp. International	355,100	4,715,728
Stewart Enterprises, Inc. Class A	211,200	1,731,840
		6,447,568
Hotels, Restaurants & Leisure - 1.4%
Accor SA	30,200	2,555,876
Centerplate, Inc. unit	268,800	3,722,880
Gaylord Entertainment Co. (a)	22,500	946,350
IHOP Corp.	73,400	3,724,316
McCormick & Schmick's Seafood Restaurants (a)	16,600	243,356
McDonald's Corp.	115,849	6,773,691
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc.	39,600	$ 2,125,728
WMS Industries, Inc. (a)	91,100	3,042,740
		23,134,937
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	80,957	720,517
Beazer Homes USA, Inc. (e)	84,300	715,707
Black & Decker Corp.	37,700	3,115,905
Centex Corp.	12,500	260,750
Newell Rubbermaid, Inc.	94,700	2,536,066
The Stanley Works	39,510	2,060,447
Whirlpool Corp.	22,400	1,813,504
		11,222,896
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	15,200	688,396
Leisure Equipment & Products - 0.4%
Brunswick Corp.	68,000	1,386,520
Eastman Kodak Co.	102,200	2,399,656
MarineMax, Inc. (a)	24,400	398,940
Polaris Industries, Inc.	38,500	1,754,060
		5,939,176
Media - 0.6%
Dolan Media Co.	19,000	503,500
E.W. Scripps Co. Class A	65,800	2,859,010
News Corp.:
Class A	82,300	1,734,061
Class B	8,400	182,112
R.H. Donnelley Corp. (a)	45,500	2,021,110
Spanish Broadcasting System, Inc. Class A (a)	176,200	338,304
Viacom, Inc. Class B (non-vtg.) (a)	39,565	1,662,521
		9,300,618
Multiline Retail - 0.1%
Retail Ventures, Inc. (a)	39,791	276,150
Sears Holdings Corp. (a)	14,600	1,540,446
Tuesday Morning Corp.	96,185	715,616
		2,532,212
Specialty Retail - 0.5%
AutoZone, Inc.	6,500	725,595
Citi Trends, Inc. (a)	52,558	812,021
Foot Locker, Inc.	203,800	2,659,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	58,100	$ 1,448,433
Shoe Carnival, Inc. (a)	43,946	511,531
The Children's Place Retail Stores, Inc. (a)(e)	107,090	3,047,781
		9,204,951
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc.	2,100	77,007
VF Corp.	20,800	1,555,632
		1,632,639
TOTAL CONSUMER DISCRETIONARY		71,995,001
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Remy Cointreau SA	23,312	1,695,665
Food & Staples Retailing - 0.5%
Kroger Co.	75,700	2,176,375
Rite Aid Corp. (a)	763,700	2,840,964
SUPERVALU, Inc.	44,000	1,842,280
The Pantry, Inc. (a)	28,200	811,878
Winn-Dixie Stores, Inc. (a)	62,266	1,177,450
		8,848,947
Food Products - 1.2%
B&G Foods, Inc. unit	156,900	2,824,200
BioMar Holding AS	44,350	1,648,634
Bunge Ltd.	27,900	3,134,286
Cermaq ASA	130,300	1,644,253
Chiquita Brands International, Inc. (a)	234,337	4,496,927
Corn Products International, Inc.	48,800	1,919,304
Marine Harvest ASA (a)	2,100,000	1,313,636
Tyson Foods, Inc. Class A	145,400	2,167,914
		19,149,154
Household Products - 0.9%
Energizer Holdings, Inc. (a)	24,638	2,799,616
Procter & Gamble Co.	166,300	12,306,200
		15,105,816
Personal Products - 0.4%
Avon Products, Inc.	128,500	5,274,925
Shiseido Co. Ltd.	21,000	503,528
		5,778,453
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	83,400	$ 6,468,504
Japan Tobacco, Inc.	443	2,515,355
		8,983,859
TOTAL CONSUMER STAPLES		59,561,894
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	81,380	4,523,100
National Oilwell Varco, Inc. (a)	61,502	4,191,361
Oceaneering International, Inc. (a)	80,880	5,160,953
Transocean, Inc. (a)	31,651	4,345,366
		18,220,780
Oil, Gas & Consumable Fuels - 6.8%
BP PLC sponsored ADR	11,500	836,510
Cabot Oil & Gas Corp.	127,400	4,385,108
Canadian Natural Resources Ltd.	64,200	4,168,489
Chesapeake Energy Corp.	182,039	6,890,176
CONSOL Energy, Inc.	140,200	8,311,056
Exxon Mobil Corp.	294,725	26,277,681
Forest Oil Corp. (a)	76,400	3,596,912
Occidental Petroleum Corp.	62,000	4,325,740
Patriot Coal Corp. (a)	12,610	426,344
Peabody Energy Corp.	126,100	7,016,204
Plains Exploration & Production Co. (a)	192,400	9,698,884
Quicksilver Resources, Inc. (a)	86,500	4,376,900
Range Resources Corp.	113,022	4,597,735
SandRidge Energy, Inc.	5,400	171,450
Southwestern Energy Co. (a)	92,200	4,588,794
Teekay Corp.	142,050	7,990,313
Valero Energy Corp.	178,056	11,586,104
Williams Companies, Inc.	128,200	4,449,822
		113,694,222
TOTAL ENERGY		131,915,002
FINANCIALS - 24.2%
Capital Markets - 1.8%
Ares Capital Corp.	178,689	2,691,056
Bank of New York Mellon Corp.	93,539	4,486,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.	54,000	$ 5,383,800
Franklin Resources, Inc.	15,900	1,958,562
Janus Capital Group, Inc.	89,000	2,987,730
Lehman Brothers Holdings, Inc.	127,000	7,954,010
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	5,215,206
		30,676,494
Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	33,100	2,423,251
Wachovia Corp.	82,609	3,552,187
Wells Fargo & Co.	260,300	8,441,529
		14,416,967
Diversified Financial Services - 3.4%
Bank of America Corp.	387,714	17,885,247
Citigroup, Inc.	534,200	17,788,860
JPMorgan Chase & Co.	454,104	20,716,224
		56,390,331
Insurance - 4.2%
AFLAC, Inc.	66,200	4,146,768
AMBAC Financial Group, Inc.	38,925	1,059,928
American Equity Investment Life Holding Co.	6,066	54,655
American International Group, Inc.	158,900	9,236,857
Aspen Insurance Holdings Ltd.	349,818	10,074,758
Axis Capital Holdings Ltd.	104,195	3,973,997
Endurance Specialty Holdings Ltd.	234,095	9,455,097
Everest Re Group Ltd.	38,400	4,029,312
Hartford Financial Services Group, Inc.	34,100	3,250,412
MBIA, Inc.	22,400	817,824
MetLife, Inc.	44,600	2,925,314
National Financial Partners Corp.	55,500	2,519,700
Platinum Underwriters Holdings Ltd.	267,866	9,728,893
Principal Financial Group, Inc.	49,500	3,241,755
Prudential Financial, Inc.	43,700	4,113,918
RenaissanceRe Holdings Ltd.	45,200	2,671,772
		71,300,960
Real Estate Investment Trusts - 12.6%
Alexandria Real Estate Equities, Inc.	65,900	6,473,357
Annaly Capital Management, Inc.	296,900	5,109,649
Apartment Investment & Management Co. Class A	113,100	4,497,987
AvalonBay Communities, Inc.	40,060	3,983,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	81,114	$ 7,983,240
Chimera Investment Corp.	175,200	2,717,352
Corporate Office Properties Trust (SBI)	158,600	5,728,632
DCT Industrial Trust, Inc.	310,051	3,128,415
Developers Diversified Realty Corp.	101,500	4,507,615
Digital Realty Trust, Inc.	24,300	927,288
Equity Lifestyle Properties, Inc.	34,360	1,593,960
Equity One, Inc.	16,500	390,555
Equity Residential (SBI)	160,880	5,986,345
Essex Property Trust, Inc.	14,300	1,483,482
General Growth Properties, Inc.	272,525	12,656,061
GMH Communities Trust	126,800	740,512
HCP, Inc.	150,600	5,037,570
Healthcare Realty Trust, Inc.	210,700	5,358,101
Highwoods Properties, Inc. (SBI)	221,100	7,015,503
Home Properties, Inc.	261,900	11,835,261
Host Hotels & Resorts, Inc.	215,745	4,140,147
Inland Real Estate Corp.	351,500	5,138,930
Kilroy Realty Corp.	68,400	3,822,876
Kimco Realty Corp.	167,038	6,596,331
LaSalle Hotel Properties (SBI)	157,200	5,847,840
LTC Properties, Inc.	9,400	221,276
MFA Mortgage Investments, Inc.	130,700	1,147,546
Pennsylvania Real Estate Investment Trust (SBI)	76,000	2,624,280
Plum Creek Timber Co., Inc.	46,100	2,137,657
Potlatch Corp.	62,630	2,875,343
ProLogis Trust	213,165	13,945,254
Public Storage	160,536	12,415,854
Rayonier, Inc.	60,420	2,802,280
Senior Housing Properties Trust (SBI)	33,400	737,806
Simon Property Group, Inc.	183,510	18,066,560
SL Green Realty Corp.	48,400	5,028,760
Strategic Hotel & Resorts, Inc.	200,200	3,665,662
Tanger Factory Outlet Centers, Inc.	107,000	4,505,770
Taubman Centers, Inc.	36,100	1,932,433
UDR, Inc.	100,940	2,223,708
Unibail-Rodamco	5,300	1,201,193
Ventas, Inc.	102,250	4,458,100
Vornado Realty Trust	88,550	7,969,500
		210,659,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	122,100	$ 2,625,151
CB Richard Ellis Group, Inc. Class A (a)	298,900	7,098,875
Grubb & Ellis Co. (a)	82,100	423,636
		10,147,662
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	156,100	1,689,002
Downey Financial Corp. (e)	23,800	990,318
Fannie Mae	110,500	4,245,410
Freddie Mac	45,800	1,606,206
New York Community Bancorp, Inc.	206,600	3,844,826
		12,375,762
TOTAL FINANCIALS		405,967,733
HEALTH CARE - 3.2%
Biotechnology - 0.1%
Amgen, Inc.	23,000	1,270,750
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)	133,900	1,830,413
Becton, Dickinson & Co.	66,100	5,468,453
C.R. Bard, Inc.	71,900	6,077,707
Covidien Ltd.	66,225	2,656,285
Hillenbrand Industries, Inc.	46,900	2,525,096
Varian Medical Systems, Inc. (a)	53,674	2,681,553
		21,239,507
Health Care Providers & Services - 0.9%
Amedisys, Inc.	70,907	3,024,893
Capital Senior Living Corp. (a)	73,100	600,151
DaVita, Inc. (a)	50,000	3,098,000
Emeritus Corp. (a)	61,306	1,544,911
MWI Veterinary Supply, Inc. (a)	71,777	3,020,376
Sun Healthcare Group, Inc. (a)	55,000	912,450
Universal American Financial Corp. (a)	96,100	2,291,024
		14,491,805
Health Care Technology - 0.1%
Cerner Corp. (a)	44,700	2,670,825
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Merck & Co., Inc.	206,800	$ 12,275,648
Wyeth	42,200	2,072,020
		14,347,668
TOTAL HEALTH CARE		54,020,555
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
General Dynamics Corp.	52,700	4,678,706
Honeywell International, Inc.	98,300	5,565,746
Lockheed Martin Corp.	26,700	2,954,889
Precision Castparts Corp.	22,700	3,344,618
United Technologies Corp.	78,600	5,876,922
		22,420,881
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	35,800	2,637,744
Airlines - 0.2%
Delta Air Lines, Inc. (a)	42,500	839,800
UAL Corp. (a)	19,200	786,048
US Airways Group, Inc. (a)	56,400	1,171,428
		2,797,276
Commercial Services & Supplies - 0.6%
Corrections Corp. of America (a)	52,500	1,601,775
Diamond Management & Technology Consultants, Inc.	103,523	769,176
Dun & Bradstreet Corp.	17,400	1,552,602
Equifax, Inc.	21,000	781,830
IHS, Inc. Class A (a)	16,100	1,129,254
The Brink's Co.	13,100	838,138
Waste Management, Inc.	87,500	3,003,000
		9,675,775
Construction & Engineering - 0.6%
Shaw Group, Inc. (a)	153,700	9,747,654
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	28,600	1,436,292
Industrial Conglomerates - 1.3%
General Electric Co.	312,300	11,957,967
Siemens AG sponsored ADR	64,300	9,758,811
		21,716,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
Cummins, Inc.	6,800	$ 794,920
Eaton Corp.	17,000	1,518,270
Flowserve Corp.	67,606	6,361,049
Illinois Tool Works, Inc.	45,500	2,525,250
Oshkosh Truck Co.	38,100	1,832,229
Pentair, Inc.	101,649	3,447,934
SPX Corp.	97,100	9,880,896
Sulzer AG (Reg.)	484	729,889
		27,090,437
Road & Rail - 0.6%
Kansas City Southern (a)	1,803	62,077
Knight Transportation, Inc.	103,000	1,565,600
Landstar System, Inc.	37,500	1,491,750
P.A.M. Transportation Services, Inc. (a)	48,863	733,434
Ryder System, Inc.	39,000	1,691,040
Union Pacific Corp.	33,700	4,250,918
		9,794,819
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	141,003	2,222,207
TOTAL INDUSTRIALS		109,539,863
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	124,200	1,006,020
Cisco Systems, Inc. (a)	88,700	2,485,374
Comverse Technology, Inc. (a)	82,600	1,338,120
F5 Networks, Inc. (a)	30,800	813,736
Juniper Networks, Inc. (a)	104,500	3,105,740
Motorola, Inc.	161,800	2,583,946
Nokia Corp. sponsored ADR	138,200	5,435,406
		16,768,342
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	100,500	5,141,580
International Business Machines Corp.	68,100	7,162,758
NCR Corp.	147,200	3,523,968
Network Appliance, Inc. (a)	62,500	1,544,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	35,475	$ 737,171
Western Digital Corp. (a)	166,500	4,600,395
		22,710,247
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	68,300	2,583,789
Amphenol Corp. Class A	268,700	11,648,145
Arrow Electronics, Inc.	95,700	3,541,857
Avnet, Inc.	93,500	3,225,750
Flextronics International Ltd. (a)	255,700	3,058,172
Ingram Micro, Inc. Class A (a)	82,200	1,635,780
Mellanox Technologies Ltd.	51,200	908,288
SYNNEX Corp. (a)	83,431	1,723,684
Tyco Electronics Ltd.	36,425	1,361,931
		29,687,396
Internet Software & Services - 0.3%
VeriSign, Inc.	115,100	4,707,590
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.	173,600	1,694,336
Analog Devices, Inc.	47,100	1,449,738
Applied Materials, Inc.	175,900	3,312,197
Broadcom Corp. Class A (a)	107,800	2,882,572
Cirrus Logic, Inc. (a)	152,600	869,820
Cypress Semiconductor Corp. (a)	78,300	2,601,126
Diodes, Inc. (a)	100,883	2,967,978
Fairchild Semiconductor International, Inc. (a)	120,700	1,914,302
Hittite Microwave Corp. (a)	106,059	4,580,688
Infineon Technologies AG sponsored ADR (a)	117,500	1,391,200
Integrated Device Technology, Inc. (a)	240,129	2,912,765
Intel Corp.	169,300	4,415,344
Intersil Corp. Class A	71,700	1,788,198
Linear Technology Corp.	50,600	1,541,276
Marvell Technology Group Ltd. (a)	92,700	1,384,938
Maxim Integrated Products, Inc.	80,200	1,859,838
Microchip Technology, Inc.	43,200	1,243,728
MIPS Technologies, Inc. (a)	193,300	1,097,944
National Semiconductor Corp.	94,400	2,157,984
Nec Electronics Corp. (a)	65,200	1,828,645
ON Semiconductor Corp. (a)	596,600	5,482,754
RF Micro Devices, Inc. (a)(e)	209,100	1,208,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,600	908,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semicondutor Ltd. (a)	602,400	$ 927,696
Volterra Semiconductor Corp. (a)	303,929	3,762,641
		56,184,978
Software - 1.1%
Electronic Arts, Inc. (a)	53,294	2,994,590
Microsoft Corp.	125,500	4,216,800
Nintendo Co. Ltd.	7,300	4,444,240
Symantec Corp. (a)	118,300	2,105,740
Ubisoft Entertainment SA (a)	48,004	4,179,236
		17,940,606
TOTAL INFORMATION TECHNOLOGY		147,999,159
MATERIALS - 1.8%
Chemicals - 0.9%
Albemarle Corp.	53,256	2,350,720
Arkema (a)	25,700	1,627,233
Celanese Corp. Class A	96,800	3,841,024
Monsanto Co.	52,500	5,216,925
Nalco Holding Co.	76,200	1,825,752
Tronox, Inc. Class A	84,400	696,300
		15,557,954
Metals & Mining - 0.8%
Alcoa, Inc.	88,900	3,233,293
Goldcorp, Inc.	65,000	2,100,465
Titanium Metals Corp.	261,200	7,749,804
		13,083,562
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	43,375	1,309,058
TOTAL MATERIALS		29,950,574
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	657,515	25,123,648
CenturyTel, Inc.	48,689	2,075,612
Qwest Communications International, Inc. (a)	291,500	1,932,645
Verizon Communications, Inc.	262,100	11,325,341
		40,457,246
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	21,500	$ 979,110
Crown Castle International Corp. (a)	23,000	964,850
NII Holdings, Inc. (a)	11,200	617,792
SBA Communications Corp. Class A (a)	26,100	977,184
		3,538,936
TOTAL TELECOMMUNICATION SERVICES		43,996,182
UTILITIES - 3.0%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	75,000	4,556,250
Entergy Corp.	22,600	2,701,604
PPL Corp.	209,311	10,666,489
		17,924,343
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	342,500	7,483,625
Constellation Energy Group, Inc.	70,400	7,054,784
		14,538,409
Multi-Utilities - 1.1%
CMS Energy Corp.	423,900	7,388,577
Public Service Enterprise Group, Inc.	23,500	2,249,890
Wisconsin Energy Corp.	187,600	8,974,784
		18,613,251
TOTAL UTILITIES		51,076,003
TOTAL COMMON STOCKS (Cost $998,995,768)		1,106,021,966
Preferred Stocks - 15.7%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,170,940
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	30,450
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	$ 371,175
TOTAL CONSUMER DISCRETIONARY		2,572,565
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd.	3,000	3,165,000
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	2,160,188
El Paso Corp. 4.99%	10,000	13,599,539
		15,759,727
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,800,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	816,360
TOTAL FINANCIALS		2,616,360
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,466,166
5.125%	1,000	1,311,900
		2,778,066
MATERIALS - 1.3%
Chemicals - 0.8%
Celanese Corp. 4.25%	252,600	12,882,600
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	63,510	3,032,603
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	5,503,086
TOTAL MATERIALS		21,418,289
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Electric Utilities - 0.6%
AES Trust VII 6.00%	180,700	$ 8,933,808
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	8,472,945
Series A, 5.75%	1,000	367,440
		8,840,385
Multi-Utilities - 0.6%
CMS Energy Corp. 4.50%	116,000	10,523,520
TOTAL UTILITIES		28,297,713
TOTAL CONVERTIBLE PREFERRED STOCKS		76,607,720
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CBS Corp. 6.75%	40,000	844,000
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,000,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,702,500
Devon Energy Corp. 6.49%	13,750	1,323,438
		4,025,938
FINANCIALS - 7.7%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	639,000
Series G, 5.49%	15,000	562,500
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,788,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	2,638,800
Series B, 6.20%	50,000	1,173,000
Series C, 4.9931%	40,000	904,000
Series D, 5.5569%	160,000	3,488,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	$ 1,985,035
Series C, 5.94%	40,000	1,760,000
Series D, 5.67%	34,900	1,430,900
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	1,484,800
Series H, 3.97%	120,000	2,230,800
Morgan Stanley Capital Trust IV 6.60%	80,000	1,689,600
		21,774,435
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	390,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	798,304
Barclays Bank PLC Series 2, 6.625%	40,000	882,400
BNY Capital V 5.95%	115,000	2,523,100
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,940,000
Keycorp Capital IX 6.75%	40,000	889,600
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	806,000
Santander Finance Preferred SA Unipersonal	160,000	3,432,000
Santander Finance Preferred SA Unipersonal	40,000	820,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,509,450
6.50% (f)	40,000	840,000
U.S. Bancorp, Delaware Series B, 5.8425%	40,000	940,000
USB Capital XII 6.30%	80,000	1,704,800
Wachovia Capital Trust IX 6.375%	120,000	2,589,600
		22,065,254
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	730,800
HSBC USA, Inc.:
Series G, 4.9175%	80,000	1,712,000
Series H, 6.50%	40,000	976,000
SLM Corp. 4.07%	1,200	72,000
		3,490,800
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D, 6.204%	20,000	442,200
Series E, 5.2188%	40,000	818,400
CIT Group, Inc. Series B, 5.189%	15,000	1,155,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup Capital XVI Series C, 6.45%	120,000	$ 2,535,600
Citigroup Capital XVII 6.35%	80,000	1,684,800
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	2,986,200
General Electric Capital Corp. 6.05%	80,000	1,975,200
ING Groep NV 6.375%	80,000	1,648,800
Merrill Lynch Capital Trust II 6.45%	200,000	4,276,000
		17,522,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,760,000
MetLife, Inc. Series A, 4.39%	40,000	880,000
		2,640,000
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,757,750
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	1,952,404
Hospitality Properties Trust:
Series B, 8.875%	200,000	5,020,000
Series C, 7.00%	100,000	1,925,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	505,200
Public Storage Series M, 6.625%	80,000	1,655,200
Vornado Realty Trust Series E, 7.00%	40,000	870,000
		13,685,554
Thrifts & Mortgage Finance - 2.8%
Countrywide Capital V 7.00%	80,000	1,152,000
Fannie Mae:
5.10%	27,562	921,673
7.00%	42,200	2,110,000
Series H, 5.81%	71,200	2,854,408
Series I, 5.375%	5,000	195,750
Series L, 5.125%	140,900	5,072,400
Series N, 5.50%	92,650	3,742,134
Series R, 7.65%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,600,000
5.57%	546,000	10,647,000
5.90%	40,000	875,200
8.375%	50,000	1,275,000
Series F, 5.00%	68,500	2,431,750
Series H, 5.10%	10,300	372,860
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series K, 5.79%	25,200	1,131,480
Series O, 5.81%	19,500	$ 828,750
Series R, 5.70%	117,000	4,785,300
Series S, 5.7306%	10,000	515,000
Series T 6.42%	10,000	477,500
Series W, 5.66%	161,600	3,191,600
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,947,200
		47,127,005
TOTAL FINANCIALS		128,305,248
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	467,200
TOTAL MATERIALS		1,254,250
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,887,192
UTILITIES - 2.6%
Electric Utilities - 2.4%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,484,000
5.30%	88,600	1,935,910
5.625%	80,000	1,780,000
6.45%	80,000	1,900,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,002,500
Duquesne Light Co. 6.50%	106,050	4,560,150
Entergy Louisiana LLC 6.95%	7,500	720,000
FPL Group Capital Trust I 5.875% (a)	20,000	440,200
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,047,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Mid-American Energy Co. 4.40%	5,000	$ 400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,970
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	230,000	5,290,000
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,112,400
6.125%	35,000	3,447,500
Series B, 4.08%	27,271	511,331
Series C:
4.24%	94,600	1,802,130
6.00%	20,000	1,769,960
Series D, 4.32%	70,000	1,365,000
		39,984,226
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	282,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,554,745
San Diego Gas & Electric Co. 1.70%	67,548	1,766,806
		4,321,551
TOTAL UTILITIES		44,588,377
TOTAL NONCONVERTIBLE PREFERRED STOCKS		186,905,005
TOTAL PREFERRED STOCKS (Cost $272,857,585)		263,512,725
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,896,758
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	972,926
		3,869,684
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,948,578
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	1,187,644
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		7,005,906
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	42,654,525	42,654,525
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	4,637,250	4,637,250
TOTAL MONEY MARKET FUNDS (Cost $47,291,775)		47,291,775
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,586,518,398)		1,696,285,584
NET OTHER ASSETS - (1.1)%		(18,847,667)
NET ASSETS - 100%		$ 1,677,437,917
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,174,281 or 6.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,505,030
Fidelity Securities Lending Cash Central Fund	46,352
Total	$ 4,551,382
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.8%
BBB	1.8%
BB	4.4%
B	4.9%
CCC,CC,C	0.9%
Not Rated	2.9%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $4,691,260) - See accompanying schedule: Unaffiliated issuers (cost $1,539,226,623)	$ 1,648,993,809
Fidelity Central Funds (cost $47,291,775)	47,291,775
Total Investments (cost $1,586,518,398)		$ 1,696,285,584
Cash		112,692
Receivable for investments sold		16,285,711
Receivable for fund shares sold		2,186,440
Dividends receivable		1,790,837
Interest receivable		1,823,295
Distributions receivable from Fidelity Central Funds		177,858
Other receivables		4,799
Total assets		1,718,667,216

Liabilities
Payable for investments purchased	$ 31,594,534
Payable for fund shares redeemed	3,606,634
Accrued management fee	784,144
Distribution fees payable	220,914
Other affiliated payables	329,811
Other payables and accrued expenses	56,012
Collateral on securities loaned, at value	4,637,250
Total liabilities		41,229,299

Net Assets		$ 1,677,437,917
Net Assets consist of:
Paid in capital		$ 1,482,912,391
Undistributed net investment income		6,071,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,686,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,767,192
Net Assets		$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($166,553,637 ÷ 12,543,265 shares)	$ 13.28

Maximum offering price per share (100/94.25 of $13.28)	$ 14.09
Class T: Net Asset Value and redemption price per share ($158,962,388 ÷ 11,985,197 shares)	$ 13.26

Maximum offering price per share (100/96.50 of $13.26)	$ 13.74
Class B: Net Asset Value and offering price per share ($37,287,660 ÷ 2,819,162 shares)A	$ 13.23

Class C: Net Asset Value and offering price per share ($106,122,171 ÷ 8,020,212 shares)A	$ 13.23

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,172,142,887 ÷ 87,940,679 shares)	$ 13.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,369,174 ÷ 2,731,784 shares)	$ 13.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 31,347,971
Interest		6,741,721
Income from Fidelity Central Funds		4,551,382
Total income		42,641,074

Expenses
Management fee	$ 9,199,750
Transfer agent fees	3,116,028
Distribution fees	2,337,137
Accounting and security lending fees	512,442
Custodian fees and expenses	61,058
Independent trustees' compensation	5,532
Registration fees	225,812
Audit	55,896
Legal	38,574
Miscellaneous	13,430
Total expenses before reductions	15,565,659
Expense reductions	(58,409)	15,507,250
Net investment income (loss)		27,133,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	81,329,094
Foreign currency transactions	(41,915)
Total net realized gain (loss)		81,287,179
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $13,035)	(60,778,973)
Assets and liabilities in foreign currencies	(1,103)
Total change in net unrealized appreciation (depreciation)		(60,780,076)
Net gain (loss)		20,507,103
Net increase (decrease) in net assets resulting from operations		$ 47,640,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,133,824	$ 20,961,984
Net realized gain (loss)	81,287,179	74,058,210
Change in net unrealized appreciation (depreciation)	(60,780,076)	71,876,495
Net increase (decrease) in net assets resulting from operations	47,640,927	166,896,689
Distributions to shareholders from net investment income	(24,961,705)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(92,013,174)	(30,280,629)
Share transactions - net increase (decrease)	343,480,119	245,540,386
Total increase (decrease) in net assets	299,107,872	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,071,537 and undistributed net investment income of $4,371,372, respectively)	$ 1,677,437,917	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.28	1.61	1.10	1.04
Total from investment operations	.48	1.80	1.28	1.20
Distributions from net investment income	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10%	1.14%	1.16%	1.20%A
Expenses net of all reductions	1.09%	1.14%	1.13%	1.17%A
Net investment income (loss)	1.49%	1.52%	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.27	1.59	1.09	1.04
Total from investment operations	.44	1.76	1.25	1.17
Distributions from net investment income	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%	1.35%	1.38%	1.45%A
Expenses net of fee waivers, if any	1.32%	1.35%	1.38%	1.45%A
Expenses net of all reductions	1.32%	1.35%	1.35%	1.42%A
Net investment income (loss)	1.27%	1.31%	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.28	1.59	1.09	1.03
Total from investment operations	.37	1.68	1.18	1.12
Distributions from net investment income	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total ReturnB, C, D	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91%	1.96%	1.96%	1.99%A
Expenses net of fee waivers, if any	1.91%	1.96%	1.95%	1.95%A
Expenses net of all reductions	1.91%	1.96%	1.93%	1.92%A
Net investment income (loss)	.67%	.70%	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2007	2006	2005	2004H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.27	1.58	1.09	1.03
Total from investment operations	.37	1.68	1.19	1.12
Distributions from net investment income	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total ReturnB, C, D	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85%	1.89%	1.90%	1.94%A
Expenses net of fee waivers, if any	1.85%	1.89%	1.90%	1.94%A
Expenses net of all reductions	1.85%	1.88%	1.87%	1.92%A
Net investment income (loss)	.74%	.78%	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rateG	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.27	1.60	1.11	1.04
Total from investment operations	.52	1.84	1.33	1.23
Distributions from net investment income	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total ReturnB, C	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79%	.80%	.82%	.90%A
Expenses net of all reductions	.78%	.79%	.79%	.87%A
Net investment income (loss)	1.80%	1.87%	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.28	1.59	1.10	1.04
Total from investment operations	.52	1.82	1.32	1.23
Distributions from net investment income	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total ReturnB, C	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net AssetsE, H
Expenses before reductions	.81%	.82%	.83%	.88%A
Expenses net of fee waivers, if any	.81%	.82%	.83%	.88%A
Expenses net of all reductions	.80%	.82%	.81%	.85%A
Net investment income (loss)	1.78%	1.84%	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rateF	90%	125%	64%	66%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Financial Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

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Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 207,187,744
Unrealized depreciation	(108,066,799)
Net unrealized appreciation (depreciation)	99,120,945
Undistributed ordinary income	26,207,243
Undistributed long-term capital gain	55,473,700

Cost for federal income tax purposes	$ 1,597,164,639

The tax character of distributions paid was as follows:

	November 30, 2007	November 30, 2006
Ordinary Income	$ 28,163,094	$ 19,594,724
Long-term Capital Gains	63,850,080	10,685,905
Total	$ 92,013,174	$ 30,280,629

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,740,338,816 and $1,406,173,015, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 288,881	$ 46,264
Class T	.25%	.25%	770,126	53,494
Class B	.75%	.25%	320,933	240,740
Class C	.75%	.25%	957,197	287,975
			$ 2,337,137	$ 628,473

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 293,572
Class T	76,794
Class B*	45,794
Class C*	15,594
$ 431,754

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 273,572.24
Class T	324,839.21
Class B	97,893.30
Class C	233,201.24
Strategic Dividend and Income	2,135,060.17
Institutional Class	51,463.20
	$ 3,116,028

Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced Fidelity Service Company, Inc. (FSC) as transfer agent for Strategic Dividend & Income shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,785 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,264 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $46,352.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,482 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $9,351. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 253
Strategic Dividend and Income	7,955
Institutional Class	519
$ 8,727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

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Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2007	2006
From net investment income
Class A	$ 1,659,834	$ 755,007
Class T	1,803,121	1,207,524
Class B	207,762	136,347
Class C	656,096	455,492
Strategic Dividend and Income	20,174,303	16,844,509
Institutional Class	460,589	195,845
Total	$ 24,961,705	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2007	2006	2007	2006
Class A
Shares sold	9,202,276	2,652,278	$ 125,609,242	$ 33,771,371
Reinvestment of distributions	324,134	74,313	4,316,521	927,356
Shares redeemed	(2,115,549)	(785,506)	(28,515,536)	(9,972,783)
Net increase (decrease)	7,410,861	1,941,085	$ 101,410,227	$ 24,725,944
Class T
Shares sold	5,412,451	3,093,279	$ 73,116,647	$ 39,401,358
Reinvestment of distributions	515,154	142,542	6,807,283	1,774,211
Shares redeemed	(2,728,865)	(1,016,565)	(36,971,413)	(12,945,160)
Net increase (decrease)	3,198,740	2,219,256	$ 42,952,517	$ 28,230,409
Class B
Shares sold	1,488,228	651,095	$ 20,168,960	$ 8,286,669
Reinvestment of distributions	84,796	22,168	1,114,512	273,978
Shares redeemed	(516,972)	(535,951)	(6,968,443)	(6,733,248)
Net increase (decrease)	1,056,052	137,312	$ 14,315,029	$ 1,827,399
Class C
Shares sold	3,860,667	2,077,679	$ 52,345,524	$ 26,455,087
Reinvestment of distributions	259,139	59,230	3,407,525	735,267
Shares redeemed	(1,631,836)	(696,643)	(22,089,331)	(8,845,742)
Net increase (decrease)	2,487,970	1,440,266	$ 33,663,718	$ 18,344,612
Strategic Dividend and Income
Shares sold	40,384,688	36,957,213	$ 548,453,896	$ 472,572,702
Reinvestment of distributions	4,871,099	1,804,449	64,672,261	22,539,587
Shares redeemed	(35,835,911)	(25,574,480)	(485,849,599)	(325,330,308)
Net increase (decrease)	9,419,876	13,187,182	$ 127,276,558	$ 169,781,981
Institutional Class
Shares sold	2,239,208	358,059	$ 30,847,189	$ 4,585,437
Reinvestment of distributions	40,647	10,004	549,750	124,626
Shares redeemed	(554,347)	(164,319)	(7,534,869)	(2,080,022)
Net increase (decrease)	1,725,508	203,744	$ 23,862,070	$ 2,630,041

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Dividend and Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/24/07	12/21/07	$0.083	$0.56
	01/14/08	01/11/08	$0.000	$0.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $55,473,700, or, if subsequently determined to be different, the net capital gain of such year.

A total of .32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 91%, 87%, 86%, and 89% of the dividends distributed in January, April, July, and October 2007, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 84%, 100%, 100%, and 100%; each dividend distributed in January, April, July, and October 2007, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class T and Class B ranked above its competitive median for 2006. The Board considered that the total expenses of Class B were above the median because of its higher transfer agent fee due to small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASDII-UANN-0108
1.802531.103

Item 2. Code of Ethics

As of the end of the period, November 30, 2007, Fidelity Securities Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Strategic Dividend & Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Dividend & Income Fund	$45,000	$40,000
All funds in the Fidelity Group of Funds audited by PwC	$14,400,000	$13,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Dividend & Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Dividend & Income Fund	$2,700	$2,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Dividend & Income Fund	$2,300	$2,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$150,000	$145,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate fees billed by PwC of $1,465,000A and $1,290,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$155,000	$150,000
Non-Covered Services	$1,310,000	$1,140,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 28, 2008